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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

     REGISTRATION STATEMENT (NO. 2-14336) UNDER THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 98

                                       AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 101


                             VANGUARD WINDSOR FUNDS
         (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482



               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
          ON FEBRUARY 22, 2002, PURSUANT TO PARAGRAPH (B) OF RULE 485.


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

VANGUARD(R) WINDSOR(TM) FUND

INVESTOR SHARES AND ADMIRAL(TM) SHARES - FEBRUARY 22, 2002

This prospectus
contains financial data
for the Fund through
the fiscal year ended
October 31, 2001.


STOCK

PROSPECTUS

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accurace or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[THE VANGUARD GROUP(R) LOGO]

VANGUARD WINDSOR FUND
Investor Shares and Admiral Shares
Prospectus

February 22, 2002

A Value Stock Mutual Fund

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  CONTENTS
--------------------------------------------------------------------------------
  1 FUND PROFILE

  4 ADDITIONAL INFORMATION

  4 MORE ON THE FUND

  9 THE FUND AND VANGUARD

 10 INVESTMENT ADVISERS

 11 DIVIDENDS, CAPITAL GAINS, AND TAXES

 13 SHARE PRICE

 13 FINANCIAL HIGHLIGHTS

 15 INVESTING WITH VANGUARD

    15 Buying Shares

    16 Converting Shares

    17 Redeeming Shares

    19 Other Rules You Should Know

    21 Fund and Account Updates

    22 Contacting Vanguard

 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

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WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHARE CLASSES OVERVIEW

The Fund offers two separate classes of shares: Investor Shares and Admiral Shares. Please note that Admiral Shares are NOT available to:

-    SIMPLE IRAs and 403(b)(7) custodial accounts;
- Other retirement plan accounts receiving special administrative services from Vanguard; or
-    Accounts  maintained  by  financial   intermediaries,   except  in  limited
     circumstances.

The Fund's separate share classes have different expenses; as a result, their investment performances will differ.

--------------------------------------------------------------------------------

1

FUND PROFILE

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term growth of capital. As a secondary objective, the Fund seeks to provide some dividend income.

PRIMARY INVESTMENT STRATEGIES
The Fund invests mainly in large and medium-size companies whose stocks are considered by the Fund's advisers to be undervalued. Undervalued stocks are generally those that are out of favor with investors and currently trading at prices that, the advisers feel, are below what the stocks are worth in relation to their earnings. These stocks typically--but not always--have lower-than-average price/earnings (P/E) ratios and higher-than-average dividend yields.

PRIMARY RISKS

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Investment style risk, which is the chance that returns from large- and mid-capitalization value stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. Both the bar chart and the table present information for the Fund's Investor Shares only, because Admiral Shares were not available during the time periods shown. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years.

      ----------------------------------------------------
             ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
      [BAR CHART - SCALE -10% TO 40%]
                        1992          16.50%
                        1993          19.37%
                        1994          -0.15%
                        1995          30.15%
                        1996          26.36%
                        1997          21.97%
                        1998           0.81%
                        1999          11.57%
                        2000          15.89%
                        2001           5.72%
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 14.35% (quarter ended December 31, 2001), and the lowest return for a quarter was -19.40% (quarter ended September 30, 1998).

     The table shows how the Fund's average annual total returns compare with those of relevant market indexes. The table also presents the impact of taxes on the Fund's returns. To calculate these figures, we use the highest individual federal income and capital gains tax rates in effect at the time of each distribution, but we do not take into consideration state or local income taxes.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                     PERIODS ENDED DECEMBER 31, 2001
                                                 1 YEAR    5 YEARS      10 YEARS
                                              ----------------------------------
VANGUARD WINDSOR FUND INVESTOR SHARES
 Return Before Taxes                              5.72%     10.95%      14.40%
 Return After Taxes on Distributions              4.77       7.80       11.09
 Return After Taxes on Distributions and
  Sale of Fund Shares                             3.85       7.93       10.77
--------------------------------------------------------------------------------
STANDARD & POOR'S 500 INDEX (reflects no
 deduction for fees, expenses, or taxes)        -11.89%     10.70%      12.94%
RUSSELL 1000 VALUE INDEX (reflects no
 deduction for fees, expenses, or taxes)         -5.59      11.13       14.16
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

                                                         INVESTOR        ADMIRAL
                                                           SHARES         SHARES
                                                           ------         ------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                    None           None
Sales Charge (Load) Imposed on Reinvested Dividends:         None           None
Redemption Fee:                                              None           None
Exchange Fee:                                                None           None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                        0.35%          0.30%
12b-1 Distribution Fee:                                      None           None
Other Expenses:                                             0.01%          0.01%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                      0.36%          0.31%

3

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

           ---------------------------------------------------------
                            1 YEAR   3 YEARS   5 YEARS    10 YEARS
           ---------------------------------------------------------
           Investor Shares   $37       $116      $202      $456
           Admiral Shares     32        100       174       393
           ---------------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  FUND EXPENSES

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. We expect Vanguard Windsor Fund's expense ratios for the current fiscal year to be as follows: for Investor Shares, 0.36%, or $3.60 per $1,000 of average net assets; for Admiral Shares, 0.31%, or $3.10 per $1,000 of average net assets. The average multi-cap value mutual fund had expenses in 2000 of 1.39%, or $13.90 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS          CONVERSION FEATURES
Dividends are distributed              Investor Shares--May be converted to
semiannually in June and December;   Admiral Shares if you meet certain account
capital gains, if any, are           balance and tenure requirements
distributed annually in December.      Admiral Shares--Will be converted to
                                     Investor Shares if you are no longer
INVESTMENT ADVISERS                  eligible for Admiral Shares
- Wellington Management Company,
  LLP, Boston, Mass., since          NEWSPAPER ABBREVIATION
  inception                          Investor Shares--Wndsr
- Sanford C. Bernstein & Co., LLC,   Admiral Shares--WndsrAdml
  New York City, N.Y., since 1999
- The Vanguard Group, Valley Forge,  VANGUARD FUND NUMBER
  Pa., since 1999                    Investor Shares--022
                                     Admiral Shares--5022

INCEPTION DATE                       CUSIP NUMBER
Investor Shares--October 23, 1958    Investor Shares--922018106
Admiral Shares--November 12, 2001    Admiral Shares--922018403

NET ASSETS (INVESTOR SHARES) AS OF   TICKER SYMBOL
OCTOBER 31, 2001                     Investor Shares--VWNDX
$15.8 billion                        Admiral Shares--VWNEX

SUITABLE FOR IRAS
Yes

MINIMUM INITIAL INVESTMENT
  Investor Shares--$3,000; $1,000
for IRAs and custodial accounts for
minors
  Admiral Shares--$250,000
--------------------------------------------------------------------------------

MORE ON THE FUND

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
     Finally, you'll find information on other important features of the Fund.

MARKET EXPOSURE

The Fund invests mainly in common stocks of large- and mid-capitalization companies that, in the opinion of the advisers, currently trade at prices that are below what the stocks are worth in relation to their earnings. The Fund may also invest in securities that are convertible to common stocks.

     Because it invests mainly in stocks, the Fund is subject to certain risks.

5

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          VALUE FUNDS AND GROWTH FUNDS

Value investing and growth investing are two styles employed by stock fund managers. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically have above-average dividend yields. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value. Value and growth stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, value funds are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations. Growth funds, by contrast, appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-cap stocks as those of companies with a market value exceeding $10.5 billion; mid-cap stocks as those of companies with a market value between $1.5 billion and $10.5 billion; and small-cap stocks as those of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.

--------------------------------------------------------------------------------

[FLAG]THE FUND IS SUBJECT TO STOCK MARKET  RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2001)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS   20 YEARS
----------------------------------------------------------
Best                  54.2%   28.6%    19.9%      17.8%
Worst                -43.1   -12.4     -0.8        3.1
Average               12.6    11.1     11.2       11.4
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2001. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.1%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.
     As of October 31, 2001, the Fund had invested 30.6% of net assets in its top ten holdings.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              FUND DIVERSIFICATION

In general, the more diversified a fund's stock or bond holdings, the less likely that a specific security's performance will hurt the fund. One measure of a fund's diversification is the percentage of its assets represented by its ten largest holdings. The average U.S. equity mutual fund has about 35% of its assets invested in its ten largest holdings, while some less-diversified mutual funds have more than 47% of assets invested in their top ten.
--------------------------------------------------------------------------------

[FLAG]THE FUND IS SUBJECT TO  INVESTMENT  STYLE  RISK,  WHICH IS THE CHANCE THAT
     RETURNS FROM THE TYPES OF STOCKS IN WHICH IT INVESTS WILL TRAIL RETURNS FROM THE OVERALL MARKET. AS A GROUP, LARGE- AND MID- CAP VALUE STOCKS TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

SECURITY SELECTION
Vanguard Windsor Fund employs two primary investment advisers, each of which independently chooses and maintains a portfolio of common stocks for the Fund. Each adviser is responsible for a specific percentage of the Fund's assets.
     These advisers employ active investment management methods, which means that securities are bought and sold according to the advisers' evaluations about companies and their financial prospects and about the stock market and economy in general. Each adviser will sell a security when it is no longer as attractive as an alternative investment.
     While each adviser uses a different process to select securities, both are committed to investing in large- and mid-cap stocks that, in their opinion, are undervalued. Undervalued stocks are generally those that are out of favor with investors and currently trading at prices that, the adviser feels, are below what the stocks are worth in relation to their earnings. These stocks typically--but not always--have lower-than-average price/earnings (P/E) ratios and higher-than-average dividend yields.

     Wellington Management Company, LLP (Wellington Management) managed about 72% of the Fund's assets as of October 31, 2001. A stock's value is the key element in this adviser's selection process. Wellington Management considers several fundamental factors, including the stock's projected growth rate, earnings potential, dividend yield, and

7

P/E ratio. To be a candidate for purchase, a stock must have strong prospects for capital appreciation, but be trading at a P/E ratio that is lower than what is expected of a stock with such potential.

     Sanford C. Bernstein & Co., LLC (Bernstein), which managed about 26% of the Fund's assets as of October 31, 2001, also uses traditional methods of stock selection--research and analysis--to identify undervalued stocks. In addition, this adviser employs quantitative valuation tools to identify attractive stocks as well as the most opportune time to purchase them.
     The Vanguard Group (Vanguard) managed about 2% of the Fund's assets as of October 31, 2001. Vanguard typically invests its portion of the Fund's assets in stock futures and/or shares of exchange-traded funds, including VIPER(TM) Shares issued by any Vanguard stock index fund, to achieve performance similar to that of common stocks while maintaining flexibility to meet the liquidity needs of the Fund. Investments in exchange-traded fund shares are made in accordance with limitations imposed under the Investment Company Act. Vanguard receives no additional revenue from investing Fund assets in VIPER Shares of other Vanguard funds. Fund assets invested in VIPER Shares are excluded from the calculation of asset-based cost allocations in determining the expense ratio for the Fund. For more details on the Fund's policy on futures, see "Other Investment Policies and Risks."

     The Fund is generally managed without regard to tax ramifications.

[FLAG] THE  FUND IS  SUBJECT  TO  MANAGER  RISK,  WHICH IS THE  CHANCE  THAT THE
     ADVISERS WILL DO A POOR JOB OF SELECTING THE SECURITIES OR COUNTRIES IN WHICH THE FUND INVESTS.

OTHER INVESTMENT POLICIES AND RISKS
Besides investing in undervalued common stocks, the Fund may make certain other kinds of investments to achieve its objective.
     Although the Fund typically does not make significant investments in foreign securities, it reserves the right to invest up to 20% of its assets this way. Foreign securities may be traded on U.S. or foreign markets. To the extent that it owns foreign securities, the Fund is subject to (1) country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or a natural disaster--will weaken a country's securities markets; and
(2) currency risk, which is the chance that a foreign investment will decrease in value because of unfavorable changes in currency exchange rates.
     The Fund may invest in money market instruments, fixed income securities, convertible securities, and other equity securities, such as preferred stocks. The Fund may invest up to 15% of its assets in restricted securities with limited marketability or other illiquid securities.

[FLAG] THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY
     INVOLVE  RISKS  DIFFERENT  FROM,  AND  POSSIBLY   GREATER  THAN,  THOSE  OF
     TRADITIONAL INVESTMENTS.

     The Fund may also invest in stock futures and options contracts, which are traditional types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. The Fund will not use futures for speculative purposes or as leveraged investments that magnify gains or losses. The Fund's obligation under futures contracts will not exceed 20% of its total assets.

     The reasons for which the Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

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                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

     The Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
- Vanguard U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, and Growth and Income Fund generally do NOT accept exchanges by telephone, by fax, or online. (IRAs and other retirement accounts are not subject to this rule.)
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

9

TURNOVER RATE

Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of October 31, 2001, the average turnover rate for all mid-cap value funds was approximately 99%, according to Morningstar, Inc.

--------------------------------------------------------------------------------

THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $500 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISERS

The Fund uses a multimanager approach. Each adviser independently manages a separate portion of the Fund's assets, subject to the supervision and oversight of the trustees and officers of the Fund.
- Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, is an investment advisory firm founded in 1928. As of October 31, 2001, Wellington Management managed about $292 billion in assets.
- Sanford C. Bernstein & Co., LLC, 1345 Avenue of the Americas, New York, NY 10105, is an investment advisory firm that continues the investment management business of Sanford C. Bernstein & Co., Inc., a registered investment adviser founded in 1967 that was acquired by Alliance Capital Management L.P. in October 2000. As of October 31, 2001, Alliance Capital, together with its wholly owned subsidiary Sanford C. Bernstein & Co., LLC, managed about $421 billion in assets.
- The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, is a wholly owned subsidiary of the Vanguard funds. As of October 31, 2001, Vanguard served as adviser for about $388 billion in assets.
     The Fund pays two of its investment advisers--Wellington Management and Bernstein--on a quarterly basis. For each adviser, the quarterly fee is based on certain annual percentage rates applied to average month-end net assets managed by the adviser over the period. In addition, the quarterly fees paid to each adviser are increased or decreased based upon the adviser's performance in comparison to a benchmark index. For these purposes, the cumulative total return of each adviser's portion of the Fund over a trailing 36-month period is compared to the cumulative total return of the S&P 500 Index (for Wellington Management) and the Russell 1000 Value Index (for Bernstein) over the same period. Vanguard provides advisory services to the Fund on an at-cost basis. Please consult the Fund's Statement of Additional Information for a complete explanation of how advisory fees are calculated.
     For the fiscal year ended October 31, 2000, and the six-month period ended October 31, 2001, the advisory fees and expenses represented effective annual rates of 0.13% of the Fund's average net assets before a performance-based increase of 0.03%.
     The advisers are authorized to choose broker-dealers to handle the purchase and sale of the Fund's portfolio securities, and to obtain the best available price and most favorable execution for all transactions. Also, the board of trustees may direct the advisers to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.
     In the interest of obtaining better execution of a transaction, the advisers may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the advisers are authorized to choose a broker who, in addition to executing the transaction, will provide research services to the advisers or the Fund.
     The board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment adviser--either as a replacement for an existing adviser or as an additional adviser. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. As the Fund's sponsor and overall manager, The Vanguard Group may provide additional investment advisory services to the Fund, on an at-cost basis, at any time.

11

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISERS

The managers primarily responsible for overseeing the Fund's investments are:

CHARLES T. FREEMAN, Senior Vice President and Partner of Wellington Management. He has worked in investment management since 1967; has been with Wellington Management since 1969; had been Assistant Fund Manager since 1974; and has been Fund Manager since 1996. Education: B.S. and M.B.A., University of Pennsylvania.

DAVID R. FASSNACHT, CFA and Vice President of Wellington Management. He has worked in investment management since 1988; has been with Wellington Management since 1991; and has been Assistant Fund Manager since 2001. Education: B.S., Wharton School of the University of Pennsylvania.

MARILYN G. FEDAK, CFA. Chief Investment Officer and Chairman of the Bernstein U.S. Equity Investment Policy Group. She has worked in investment management since 1972; has managed portfolio investments for Bernstein and its predecessor since 1984; and has managed the Fund since 1999. Education: B.A., Smith College; M.B.A., Harvard Business School.

STEVEN PISARKIEWICZ, Senior Portfolio Manager at Bernstein. He has worked in investment management since 1983; has been with Bernstein and its predecessor since 1989; and has managed the Fund since 1999. Education: B.S., University of Missouri; M.B.A., University of California at Berkeley.

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS

The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends generally are distributed in June and December; capital gains distributions generally occur in December. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.
--------------------------------------------------------------------------------

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
- Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should avoid buying shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

GENERAL INFORMATION

BACKUP  WITHHOLDING.   By  law,  Vanguard  must  withhold  30%  of  any  taxable
distributions or redemptions from your account if you do not:

-    Provide us with your correct taxpayer identification number;
-    Certify that the taxpayer identification number is correct; and
-    Confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at Vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.

13

INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS

The following financial highlights table pertains to the Fund's Investor Shares; Admiral Shares were not available during the periods shown. The table is intended to help you understand the Fund's financial performance for these periods, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------------------------------------------
                                                                                    VANGUARD WINDSOR FUND
                                                                                       INVESTOR SHARES
                                                                                    YEAR ENDED OCTOBER 31,
                                                                ----------------------------------------------------
                                                                          2001     2000     1999     1998      1997
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                      $16.44   $16.91   $16.34   $19.55    $16.99
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                    .22      .28      .27      .23       .36
  Net Realized and Unrealized Gain (Loss) on Investments                  (.29)    1.44     1.77     (.32)     3.94
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                      (.07)    1.72     2.04     (.09)     4.30
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                    (.25)    (.29)    (.24)    (.24)     (.41)
  Distributions from Realized Capital Gains                              (1.85)   (1.90)   (1.23)   (2.88)    (1.33)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (2.10)   (2.19)   (1.47)   (3.12)     1.74)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                            $14.27   $16.44   $16.91   $16.34    $19.55
====================================================================================================================

TOTAL RETURN                                                            -0.37%   11.60%   13.74%   -0.78%    27.04%
====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                                   $15,761  $15,935  $16,824  $18,355   $20,678
  Ratio of Total Expenses to Average Net Assets                          0.41%    0.31%    0.28%    0.27%     0.27%
  Ratio of Net Investment Income to Average Net Assets                   1.37%    1.75%    1.56%    1.31%     1.89%
  Portfolio Turnover Rate                                                  33%      41%      56%      48%       61%
====================================================================================================================

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

The Investor Shares began fiscal year 2001 with a net asset value (price) of $16.44 per share. During the year, each Investor Share earned $0.22 from investment income (interest and dividends). There was a decline of $0.29 per share in the value of investments held or sold by the Fund, resulting in a net decline of $0.07 per share from investment operations.

Shareholders received $2.10 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $14.27, reflecting losses of $0.07 per share and distributions of $2.10 per share. This was a decrease of $2.17 per share (from $16.44 at the beginning of the year to $14.27 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was -0.37% for the year.

As of October 31, 2001, the Investor Shares had $15.8 billion in net assets. For the year, the expense ratio was 0.41% ($4.10 per $1,000 of net assets), and the net investment income amounted to 1.37% of average net assets. The Fund sold and replaced securities valued at 33% of its net assets.
--------------------------------------------------------------------------------

15

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, The Vanguard Service Directory, provides details of our many shareholder services for individual investors. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions found at the end of this section.

                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------

BUYING SHARES

ACCOUNT MINIMUMS FOR INVESTOR SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $3,000 for regular accounts; $1,000 for IRAs and custodial accounts for minors.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.
     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

ACCOUNT MINIMUMS FOR ADMIRAL SHARES

TO OPEN AND MAINTAIN AN ACCOUNT: $250,000 for new investors; $150,000 or $50,000 for existing investors who are eligible to convert Investor Shares into Admiral Shares (see Converting Shares). Institutional clients should contact Vanguard for information on special rules that may apply to them.

TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.

HOW TO BUY SHARES
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--Fund number. For a list of Fund numbers and addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard fund. All open Vanguard funds permit exchange purchases requested in writing. MOST VANGUARD FUNDS--OTHER THAN THE STOCK AND BALANCED INDEX-ORIENTED FUNDS--ALSO ACCEPT EXCHANGE PURCHASES REQUESTED ONLINE OR BY TELEPHONE. See Other Rules You Should Know for specifics.

BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.

YOUR PURCHASE PRICE
You buy shares at a fund's next-determined NAV after Vanguard receives your purchase request. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), you will buy your shares at that day's NAV. This is known as your TRADE DATE.

PURCHASE RULES YOU SHOULD KNOW

^ADMIRAL SHARES. Please note that Admiral Shares are NOT available to:
-    SIMPLE IRAs and 403(b)(7) custodial accounts;
- Other retirement plan accounts receiving special administrative services from Vanguard; or
- Accounts maintained by financial intermediaries, except in limited circumstances.
^THIRD PARTY CHECKS. To protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^U.S. CHECKS ONLY. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.
^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund.

CONVERTING SHARES

ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NONTAXABLE EVENT.

PRICING OF SHARE CLASS CONVERSIONS

If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price

17

fluctuations may decrease or increase the total value of your "new" shares as compared with that of your "old" shares.

IMMEDIATE CONVERSIONS INTO ADMIRAL SHARES
All shares purchased before the issuance of Admiral Shares are considered Investor Shares. You may convert Investor Shares into Admiral Shares at any time if your account balance in the Fund is at least $250,000. Registered users of Vanguard.com may request a conversion to Admiral Shares online. Or, you may contact Vanguard by telephone or mail to request this transaction.

TENURE CONVERSIONS INTO ADMIRAL SHARES
THREE-YEAR PRIVILEGE. After three years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance is at least $150,000 and you are registered with Vanguard.com.
TEN-YEAR PRIVILEGE. After ten years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance is at least $50,000 and you are registered with Vanguard.com.
     Registered users of Vanguard.com may request a tenure conversion online. Or, you may contact Vanguard by telephone or mail to request this transaction.

MANDATORY CONVERSIONS INTO INVESTOR SHARES
If an investor no longer meets the requirements for Admiral Shares, the Fund may reclassify the investor's Admiral Shares into Investor Shares. A decline in the investor's account balance due to market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares.

REDEEMING SHARES

HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know  before  initiating  your  request.
ONLINE: Request a redemption through our website at Vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS
^CHECK REDEMPTIONS. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date. ^EXCHANGE REDEMPTIONS. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. All open Vanguard funds accept exchange redemptions requested in writing. Most Vanguard funds--other than the stock and balanced index-oriented funds--also accept exchange redemptions requested online or by telephone. See Other Rules You Should Know for specifics.
^WIRE REDEMPTIONS. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds to a previously designated bank account. Wire redemptions are not available for Vanguard's other funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. Also, wire redemptions must be requested in writing or by telephone, not online. For these funds, a $5 fee applies to wire redemptions under $5,000.
Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.
Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. ^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
^RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).

19

^SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard. ^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

OTHER RULES YOU SHOULD KNOW

TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.
^TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
 - Ten-digit account number.
 - Complete owner name and address.
 - Primary Social Security or employer identification number.
 - Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.

^SOME  VANGUARD  FUNDS  DO  NOT  PERMIT  TELEPHONE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund generally do not permit telephone exchanges (in or out), except for IRAs and certain other retirement accounts.

VANGUARD.COM
^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
^SOME   VANGUARD   FUNDS  DO  NOT  PERMIT   ONLINE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund do not permit online exchanges (in or out), except for IRAs and certain other retirement accounts.

WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
 - The fund name and account number.
 - The amount of the transaction (in dollars or shares).
 - Signatures of all owners exactly as registered on the account.
 - Signature guarantees, if required for the type of transaction.*
 - Any supporting legal documentation that may be required.

*For instance, signature guarantees must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature guarantee requirements.

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard limits account activity as follows:
- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH A NON-MONEY-MARKET FUND during any 12-month period.

21

- Your round trips through a non-money-market fund must be at least 30 days apart.
-    All funds may refuse share purchases at any time, for any reason.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange, at any time, for any reason.
A "round trip" is a redemption from a fund followed by a purchase back into the same fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the fund.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS

You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. HOWEVER, ACCESS TO ADMIRAL SHARES THROUGH A FINANCIAL INTERMEDIARY IS RESTRICTED. PLEASE CONSULT YOUR FINANCIAL INTERMEDIARY TO DETERMINE WHETHER ADMIRAL SHARES ARE AVAILABLE THROUGH THAT FIRM.
     If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies.

LOW-BALANCE ACCOUNTS
All   Vanguard   funds   reserve   the  right  to  close   any   investment-only
retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment. If a fund has a redemption fee, that fee will apply to shares redeemed upon closure of the account.
     Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard STAR(TM) Fund). The fee is waived if your total Vanguard account assets are $50,000 or more.

FUND AND ACCOUNT UPDATES

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

AVERAGE COST REVIEW STATEMENTS

For most taxable accounts, average cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single category method, which is one of the methods established by the IRS .

CONFIRMATION STATEMENTS
Each time you buy, sell, or exchange shares, we will send you a statement confirming the trade date and amount of your transaction.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard Windsor II Fund will be mailed twice a year, in June and December. These comprehensive reports include overviews of the financial markets and specific information concerning the Fund:
-    Performance assessments with comparisons to industry benchmarks.
-    Reports from the advisers.
-    Financial statements with detailed listings of the Fund's holdings.
     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of its investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.

CONTACTING VANGUARD

ONLINE
VANGUARD.COM
-  Your best source of Vanguard news
-  For fund, account, and service information
-  For most account transactions
-  For literature requests
-  24 hours per day, 7days per week

VANGUARD TELE-ACCOUNT(R)
1-800-662-6273
(ON-BOARD)
-  For automated fund and account information
-  For redemptions by check, exchange, or wire
-  Toll-free, 24 hours per day, 7 days per week

23

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
-  For fund and service information
-  For literature requests
-  Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
-  For account information
-  For most account transactions
-  Business hours only

ADMIRAL SERVICE CENTER
1-888-237-9949
-  For Admiral account information
-  For most Admiral transactions
-  Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
-  For information and services for large institutional investors
-  Business hours only

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS--CURRENT CLIENTS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGULAR MAIL (GENERAL INQUIRIES):
The Vanguard Group
P.O. Box 2600
Valley Forge, PA 19482-2600

REGISTERED OR EXPRESS MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBERS
Please use the specific fund number when contacting us about Vanguard Windsor Fund--22 (Investor Shares) or 522 (Admiral Shares).

(THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO

The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FUND DIVERSIFICATION
Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security, industry, or country.

GROWTH STOCK FUND

A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth in revenue and earnings. Reflecting market expectations for superior growth, these stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)

The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VALUE STOCK FUND
A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically pay above-average dividend yields.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP(R) LOGO]

Post Office Box 2600
Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about
Vanguard Windsor Fund, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Fund's investments is available in the
Fund's annual and semiannual reports
to shareholders. In the Fund's annual
report, you will find a discussion of
the market conditions and investment
strategies that significantly affected
the Fund's performance during its last
fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Fund.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

All market indexes referenced in
this prospectus are the exclusive
property of their respective owners.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information  about the Fund
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Fund are
also available on the SEC's Internet
site at http://www.sec.gov, or
you can receive copies of this
information, for a fee, by electronic
request at the following e-mail
address: publicinfo@sec.gov, or by
writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.

Fund's Investment Company Act
file number: 811-834


(C) 2002 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P022 022002

VANGUARD(R) WINDSOR(TM) FUND

INVESTOR SHARES FOR PARTICIPANTS - FEBRUARY 22, 2002


This prospectus
contains financial data
for the Fund through
the fiscal year ended
October 31, 2001.

STOCK

PROSPECTUS

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accurace or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[THE VANGUARD GROUP(R) LOGO]

VANGUARD WINDSOR FUND
Investor Shares
Participant Prospectus

February 22, 2002

A Value Stock Mutual Fund

--------------------------------------------------------------------------------
  CONTENTS
--------------------------------------------------------------------------------
  1 FUND PROFILE

  3 ADDITIONAL INFORMATION

  3 MORE ON THE FUND

  9 THE FUND AND VANGUARD

  9 INVESTMENT ADVISERS

 11 DIVIDENDS, CAPITAL GAINS, AND TAXES

 11 SHARE PRICE

 12 FINANCIAL HIGHLIGHTS

 14 INVESTING WITH VANGUARD

 15 ACCESSING FUND INFORMATION BY COMPUTER

 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE CLASS OVERVIEW

The Fund offers two separate classes of shares: Investor Shares and Admiral(TM) Shares. This prospectus offers the Fund's Investor Shares and is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.

The Fund's separate share classes have different expenses; as a result, their investment performances will differ.
--------------------------------------------------------------------------------

1

FUND PROFILE

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term growth of capital. As a secondary objective, the Fund seeks to provide some dividend income.

PRIMARY INVESTMENT STRATEGIES
The Fund invests mainly in large and medium-size companies whose stocks are considered by the Fund's advisers to be undervalued. Undervalued stocks are generally those that are out of favor with investors and currently trading at prices that, the advisers feel, are below what the stocks are worth in relation to their earnings. These stocks typically--but not always--have lower-than-average price/earnings (P/E) ratios and higher-than-average dividend yields.

PRIMARY RISKS

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the overall stock market. The Fund's performance could be hurt by:

- Investment style risk, which is the chance that returns from large- and mid-capitalization value stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of relevant market indexes over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                        ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART - SCALE -10% TO 40%]
                        1992          16.50%
                        1993          19.37%
                        1994          -0.15%
                        1995          30.15%
                        1996          26.36%
                        1997          21.97%
                        1998           0.81%
                        1999          11.57%
                        2000          15.89%
                        2001           5.72%
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 14.35% (quarter ended December 31, 2001), and the lowest return for a quarter was -19.40% (quarter ended September 30, 1998).

      --------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      --------------------------------------------------------------------
                                        1 YEAR    5 YEARS       10 YEARS
      --------------------------------------------------------------------
      Vanguard Windsor Fund              5.72%     10.95%        14.40%
      Standard & Poor's 500 Index      -11.89      10.70         12.94
      Russell 1000 Value Index          -5.59      11.13         14.16
      --------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None
      Exchange Fee:                                                        None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.35%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.01%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.36%

     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $37         $116       $202          $456
--------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

3

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  FUND EXPENSES

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. We expect Vanguard Windsor Fund Investor Shares' expense ratio for the current fiscal year to be 0.36%, or $3.60 per $1,000 of average net assets. The average multi-cap value mutual fund had expenses in 2000 of 1.39%, or $13.90 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS  AND  CAPITAL  GAINS                  NET ASSETS (INVESTOR SHARES) AS
Dividends  are distributed  semiannually        OF OCTOBER 31, 2001
in June and December; capital gains,            $15.8 billion
if any, are distributed annually in December.
                                                NEWSPAPER ABBREVIATION
INVESTMENT ADVISERS                             Wndsr
-Wellington Management Company, LLP, Boston,
 Mass., since inception                         VANGUARD FUND NUMBER
-Sanford C. Bernstein & Co., LLC, New York      22
 City, N.Y., since 1999
-The Vanguard Group, Valley Forge, Pa.,         CUSIP NUMBER
 since 1999                                     922018106

INCEPTION DATE                                  TICKER SYMBOL
October 23, 1958                                VWNDX
--------------------------------------------------------------------------------

MORE ON THE FUND

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
     Finally, you'll find information on other important features of the Fund.

MARKET EXPOSURE

The Fund invests mainly in common stocks of large- and mid-capitalization companies that, in the opinion of the advisers, currently trade at prices that are below what the stocks are worth in relation to their earnings. The Fund may also invest in securities that are convertible to common stocks.

     Because it invests mainly in stocks, the Fund is subject to certain risks.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                         VALUE FUNDS AND GROWTH FUNDS

Value investing and growth investing are two styles employed by stock fund managers. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically have above-average dividend yields. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value. Value and growth stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, value funds are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations. Growth funds, by contrast, appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-cap stocks as those of companies with a market value exceeding $10.5 billion; mid-cap stocks as those of companies with a market value between $1.5 billion and $10.5 billion; and small-cap stocks as those of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.

--------------------------------------------------------------------------------

5

[FLAG] THE FUND IS SUBJECT TO STOCK MARKET RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2001)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS   20 YEARS
----------------------------------------------------------
Best                  54.2%   28.6%    19.9%      17.8%
Worst                -43.1   -12.4     -0.8        3.1
Average               12.6    11.1     11.2       11.4
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2001. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.1%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.
     As of October 31, 2001, the Fund had invested 30.6% of net assets in its top ten holdings.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              FUND DIVERSIFICATION

In general, the more diversified a fund's stock or bond holdings, the less likely that a specific security's performance will hurt the fund. One measure of a fund's diversification is the percentage of its assets represented by its ten largest holdings. The average U.S. equity mutual fund has about 35% of its assets invested in its ten largest holdings, while some less-diversified mutual funds have more than 47% of assets invested in their top ten.
--------------------------------------------------------------------------------

[FLAG] THE FUND IS SUBJECT TO  INVESTMENT  STYLE RISK,  WHICH IS THE CHANCE THAT
     RETURNS FROM THE TYPES OF STOCKS IN WHICH IT INVESTS WILL TRAIL RETURNS FROM THE OVERALL MARKET. AS A GROUP, LARGE- AND MID-CAP VALUE STOCKS TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

SECURITY SELECTION
Vanguard Windsor Fund employs two primary investment advisers, each of which independently chooses and maintains a portfolio of common stocks for the Fund. Each adviser is responsible for a specific percentage of the Fund's assets.
     These advisers employ active investment management methods, which means that securities are bought and sold according to the advisers' evaluations about companies and their financial prospects and about the stock market and economy in general. Each adviser will sell a security when it is no longer as attractive as an alternative investment.
     While each adviser uses a different process to select securities, both are committed to investing in large- and mid-cap stocks that, in their opinion, are undervalued. Undervalued stocks are generally those that are out of favor with investors and currently trading at prices that, the adviser feels, are below what the stocks are worth in relation to their earnings. These stocks typically--but not always--have lower-than-average price/earnings (P/E) ratios and higher-than-average dividend yields.

     Wellington Management Company, LLP (Wellington Management), managed about 72% of the Fund's assets as of October 31, 2001. A stock's value is the key element in this adviser's selection process. Wellington Management considers several fundamental factors, including the stock's projected growth rate, earnings potential, dividend yield, and P/E ratio. To be a candidate for purchase, a stock must have strong prospects for capital appreciation, but be trading at a P/E ratio that is lower than what is expected of a stock with such potential.
     Sanford C. Bernstein & Co., LLC (Bernstein), which managed about 26% of the Fund's assets as of October 31, 2001, also uses traditional methods of stock selection--research and analysis--to identify undervalued stocks. In addition, this adviser employs quantitative valuation tools to identify attractive stocks as well as the most opportune time to purchase them.
     The Vanguard Group (Vanguard) managed about 2% of the Fund's assets as of October 31, 2001. Vanguard typically invests its portion of the Fund's assets in stock futures and/or shares of exchange-traded funds, including VIPER(TM) Shares issued by any Vanguard stock index fund, to achieve performance similar to that of common stocks while maintaining flexibility to meet the liquidity needs of the Fund. Investments in exchange-traded fund shares are made in accordance with limitations imposed under the Investment Company Act. Vanguard receives no additional revenue from investing Fund assets in VIPER Shares of other Vanguard funds. Fund assets invested in VIPER Shares are excluded from the calculation of asset-based cost allocations in determining the expense ratio for the Fund. For more details on the Fund's policy on futures, see "Other Investment Policies and Risks."

     The Fund is generally managed without regard to tax ramifications.

[FLAG] THE  FUND IS  SUBJECT  TO  MANAGER  RISK,  WHICH IS THE  CHANCE  THAT THE
     ADVISERS WILL DO A POOR JOB OF SELECTING THE SECURITIES OR COUNTRIES IN WHICH THE FUND INVESTS.

7

OTHER INVESTMENT POLICIES AND RISKS
Besides investing in undervalued common stocks, the Fund may make certain other kinds of investments to achieve its objective.
     Although the Fund typically does not make significant investments in foreign securities, it reserves the right to invest up to 20% of its assets this way. Foreign securities may be traded on U.S. or foreign markets. To the extent that it owns foreign securities, the Fund is subject to (1) country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or a natural disaster--will weaken a country's securities markets; and
(2) currency risk, which is the chance that a foreign investment will decrease in value because of unfavorable changes in currency exchange rates.
     The Fund may invest in money market instruments, fixed income securities, convertible securities, and other equity securities, such as preferred stocks. The Fund may invest up to 15% of its assets in restricted securities with limited marketability or in other illiquid securities.

[FLAG] THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY
     INVOLVE  RISKS  DIFFERENT  FROM,  AND  POSSIBLY   GREATER  THAN,  THOSE  OF
     TRADITIONAL INVESTMENTS.

     The Fund may also invest in stock futures and options contracts, which are traditional types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. The Fund will not use futures for speculative purposes or as leveraged investments that magnify gains or losses. The Fund's obligation under futures contracts will not exceed 20% of its total assets.
     The reasons for which the Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                  DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

     The Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of October 31, 2001, the average turnover rate for all mid-cap value funds was approximately 99%, according to Morningstar, Inc.

--------------------------------------------------------------------------------

9

THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $500 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISERS

The Fund uses a multimanager approach. Each adviser independently manages a separate portion of the Fund's assets, subject to the supervision and oversight of the trustees and officers of the Fund.
- Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, is an investment advisory firm founded in 1928. As of October 31, 2001, Wellington Management managed about $292 billion in assets.
- Sanford C. Bernstein & Co., LLC, 1345 Avenue of the Americas, New York, NY 10105, is an investment advisory firm that continues the investment management business of Sanford C. Bernstein & Co., Inc., a registered investment adviser founded in 1967 that was acquired by Alliance Capital Management L.P. in October 2000. As of October 31, 2001, Alliance Capital, together with its wholly owned subsidiary Sanford C. Bernstein & Co., LLC, managed about $421 billion in assets.
- The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, is a wholly owned subsidiary of the Vanguard funds. As of October 31, 2001, Vanguard served as adviser for about $388 billion in assets.
     The Fund pays two of its investment advisers--Wellington Management and Bernstein--on a quarterly basis. For each adviser, the quarterly fee is based on certain annual percentage rates applied to average month-end net assets managed by the adviser over the period. In addition, the quarterly fees paid to each adviser are increased or decreased based upon the adviser's performance in comparison to a benchmark index. For these purposes, the cumulative total return of each adviser's portion of the Fund over a trailing 36-month period is compared to the cumulative total return of the S&P 500 Index (for Wellington Management) and the Russell 1000 Value Index (for Bernstein) over the same period. Vanguard provides advisory services to the Fund on an at-cost basis. Please consult the Fund's Statement of Additional Information for a complete explanation of how advisory fees are calculated.

     For the fiscal year ended October 31, 2001, the advisory fees and expenses represented an effective annual rate of 0.13% of the Fund's average net assets before a performance-based increase of 0.03%.
     The advisers are authorized to choose broker-dealers to handle the purchase and sale of the Fund's portfolio securities and to obtain the best available price and most favorable execution for all transactions. Also, the board of trustees may direct the advisers to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.
     In the interest of obtaining better execution of a transaction, the advisers may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the advisers are authorized to choose a broker who, in addition to executing the transaction, will provide research services to the advisers or the Fund.
     The board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment adviser--either as a replacement for an existing adviser or as an additional adviser. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. As the Fund's sponsor and overall manager, The Vanguard Group may provide additional investment advisory services to the Fund, on an at-cost basis, at any time.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUND'S ADVISERS

The managers primarily responsible for overseeing the Fund's investments are:

CHARLES T. FREEMAN, Senior Vice President and Partner of Wellington Management. He has worked in investment management since 1967; has been with Wellington Management since 1969; had been Assistant Fund Manager since 1974; and has been Fund Manager since 1996. Education: B.S. and M.B.A., University of Pennsylvania.

DAVID R. FASSNACHT, CFA and Vice President of Wellington Management. He has worked in investment management since 1988; has been with Wellington Management since 1991; and has been Assistant Fund Manager since 2001. Education: B.S., Wharton School of the University of Pennsylvania.

MARILYN G. FEDAK, CFA. Chief Investment Officer and Chairman of the Bernstein U.S. Equity Investment Policy Group. She has worked in investment management since 1972; has managed portfolio investments for Bernstein and its predecessor since 1984; and has managed the Fund since 1999. Education: B.A., Smith College; M.B.A., Harvard Business School.

STEVEN PISARKIEWICZ, Senior Portfolio Manager at Bernstein. He has worked in investment management since 1983; has been with Bernstein and its predecessor since 1989; and has managed the Fund since 1999. Education: B.S., University of Missouri; M.B.A., University of California at Berkeley.

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

11

DIVIDENDS, CAPITAL GAINS, AND TAXES

The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends generally are distributed in June and December; capital gains distributions generally occur in December.
     Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.
--------------------------------------------------------------------------------

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Investor Shares' financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Investor Shares (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------------------------------------------
                                                                                    VANGUARD WINDSOR FUND
                                                                                       INVESTOR SHARES
                                                                                    YEAR ENDED OCTOBER 31,
                                                                ----------------------------------------------------
                                                                          2001     2000     1999     1998      1997
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                      $16.44   $16.91   $16.34   $19.55    $16.99
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                    .22      .28      .27      .23       .36
  Net Realized and Unrealized Gain (Loss) on Investments                  (.29)    1.44     1.77     (.32)     3.94
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                      (.07)    1.72     2.04     (.09)     4.30
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                    (.25)    (.29)    (.24)    (.24)     (.41)
  Distributions from Realized Capital Gains                              (1.85)   (1.90)   (1.23)   (2.88)    (1.33)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (2.10)   (2.19)   (1.47)   (3.12)     1.74)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                            $14.27   $16.44   $16.91   $16.34    $19.55
====================================================================================================================

TOTAL RETURN                                                            -0.37%   11.60%   13.74%   -0.78%    27.04%
====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                                   $15,761  $15,935  $16,824  $18,355   $20,678
  Ratio of Total Expenses to Average Net Assets                          0.41%    0.31%    0.28%    0.27%     0.27%
  Ratio of Net Investment Income to Average Net Assets                   1.37%    1.75%    1.56%    1.31%     1.89%
  Portfolio Turnover Rate                                                  33%      41%      56%      48%       61%
====================================================================================================================

13

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

The Investor Shares began fiscal year 2001 with a net asset value (price) of $16.44 per share. During the year, each Investor Share earned $0.22 from investment income (interest and dividends). There was a decline of $0.29 per share in the value of investments held or sold by the Fund, resulting in a net decline of $0.07 per share from investment operations.

Shareholders received $2.10 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $14.27, reflecting losses of $0.07 per share and distributions of $2.10 per share. This was a decrease of $2.17 per share (from $16.44 at the beginning of the year to $14.27 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was -0.37% for the year.

As of October 31, 2001, the Investor Shares had $15.8 billion in net assets. For the year, the expense ratio was 0.41% ($4.10 per $1,000 of net assets), and the net investment income amounted to 1.37% of average net assets. The Fund sold and replaced securities valued at 33% of its net assets.
--------------------------------------------------------------------------------

INVESTING WITH VANGUARD

The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.
- If you have any questions about the Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of the Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
     In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's net asset value.

EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
     Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Be sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

15

ACCESSING FUND INFORMATION BY COMPUTER

VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.

(THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO

The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FUND DIVERSIFICATION
Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security, industry, or country.

GROWTH STOCK FUND

A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth in revenue and earnings. Reflecting market expectations for superior growth, these stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)

The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VALUE STOCK FUND
A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically pay above-average dividend yields.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP(R) LOGO]

Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard Windsor Fund, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Fund's investments is available in the
Fund's annual and semiannual reports
to shareholders. In the Fund's annual
report, you will find a discussion of
the market conditions and investment
strategies that significantly affected
the Fund's performance during its last
fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Fund.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

All market indexes referenced in
this prospectus are the exclusive
property of their respective owners.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information  about the Fund
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Fund are
also available on the SEC's Internet
site at http://www.sec.gov, or
you can receive copies of this
information, for a fee, by electronic
request at the following e-mail
address: publicinfo@sec.gov, or by
writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.

Fund's Investment Company Act
file number: 811-834


(C) 2002 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


I022 022002

VANGUARD(R) WINDSOR(TM) FUND

ADMIRAL(TM) SHARES FOR PARTICIPANTS - FEBRUARY 22, 2002


This prospectus
contains financial data
for the Fund through
the fiscal year ended
October 31, 2001.

STOCK

PROSPECTUS

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accurace or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[THE VANGUARD GROUP(R) LOGO]

VANGUARD WINDSOR FUND
Admiral Shares
Participant Prospectus

February 22, 2002

A Value Stock Mutual Fund

--------------------------------------------------------------------------------
  CONTENTS
--------------------------------------------------------------------------------
  1 FUND PROFILE

  3 ADDITIONAL INFORMATION

  3 MORE ON THE FUND

  9 THE FUND AND VANGUARD

  9 INVESTMENT ADVISERS

 11 DIVIDENDS, CAPITAL GAINS, AND TAXES

 11 SHARE PRICE

 12 FINANCIAL HIGHLIGHTS

 14 INVESTING WITH VANGUARD

 15 ACCESSING FUND INFORMATION BY COMPUTER

 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHARE CLASS OVERVIEW

The Fund offers two separate classes of shares: Investor Shares and Admiral Shares. This prospectus offers the Fund's Admiral Shares and is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.

The Fund's separate share classes have different expenses; as a result, their investment performances will differ.

--------------------------------------------------------------------------------

1

FUND PROFILE

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term growth of capital. As a secondary objective, the Fund seeks to provide some dividend income.

PRIMARY INVESTMENT STRATEGIES
The Fund invests mainly in large and medium-size companies whose stocks are considered by the Fund's advisers to be undervalued. Undervalued stocks are generally those that are out of favor with investors and currently trading at prices that, the advisers feel, are below what the stocks are worth in relation to their earnings. These stocks typically--but not always--have lower-than-average price/earnings (P/E) ratios and higher-than-average dividend yields.

PRIMARY RISKS

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Investment style risk, which is the chance that returns from large- and mid-capitalization value stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of relevant market indexes over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares, because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                        ANNUAL TOTAL RETURNS
      ----------------------------------------------------
      [BAR CHART - SCALE -10% TO 40%]
                        1992          16.50%
                        1993          19.37%
                        1994          -0.15%
                        1995          30.15%
                        1996          26.36%
                        1997          21.97%
                        1998           0.81%
                        1999          11.57%
                        2000          15.89%
                        2001           5.72%
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 14.35% (quarter ended December 31, 2001), and the lowest return for a quarter was -19.40% (quarter ended September 30, 1998).

      --------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      --------------------------------------------------------------------
                                        1 YEAR    5 YEARS       10 YEARS
      --------------------------------------------------------------------
      Vanguard Windsor Fund
        Investor Shares                  5.72%     10.95%        14.40%
      Standard & Poor's 500 Index      -11.89      10.70         12.94
      Russell 1000 Value Index          -5.59      11.13         14.16
      --------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.30%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.01%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.31%

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
    $32        $100       $174         $393
-------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

3

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 FUND EXPENSES

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. We expect Vanguard Windsor Fund Admiral Shares' expense ratio for the current fiscal year to be 0.31%, or $3.10 per $1,000 of average net assets. The average multi-cap value mutual fund had expenses in 2000 of 1.39%, or $13.90 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                    NET ASSETS (INVESTOR SHARES) AS
Dividends are distributed semiannually in      OF OCTOBER 30, 2001
June and December; capital gains, if any, are $15.8 billion distributed annually in December.

INVESTMENT ADVISERS                            NEWSPAPER ABBREVIATION
- Wellington Management Company, LLP, Boston,  WndsrAdml
  Mass., since inception
- Sanford C. Bernstein & Co., LLC, New York    VANGUARD FUND NUMBER
  City, N.Y., since 1999                       5022
- The Vanguard Group, Valley Forge, Pa.,
  since 1999                                   CUSIP NUMBER
                                               922018403
INCEPTION DATE
Investor Shares--October 23, 1958              TICKER SYMBOL
Admiral Shares--November 12, 2001              VWNEX

--------------------------------------------------------------------------------

MORE ON THE FUND

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
     Finally, you'll find information on other important features of the Fund.

MARKET EXPOSURE

The Fund invests mainly in common stocks of large- and mid-capitalization companies that, in the opinion of the advisers, currently trade at prices that are below what the stocks are worth in relation to their earnings. The Fund may also invest in securities that are convertible to common stocks.

     Because it invests mainly in stocks, the Fund is subject to certain risks.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                         VALUE FUNDS AND GROWTH FUNDS

Value investing and growth investing are two styles employed by stock fund managers. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically have above-average dividend yields. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value. Value and growth stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, value funds are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations. Growth funds, by contrast, appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-cap stocks as those of companies with a market value exceeding $10.5 billion; mid-cap stocks as those of companies with a market value between $1.5 billion and $10.5 billion; and small-cap stocks as those of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.

--------------------------------------------------------------------------------

5

[FLAG] THE FUND IS SUBJECT TO STOCK MARKET RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2001)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS   20 YEARS
----------------------------------------------------------
Best                  54.2%   28.6%    19.9%      17.8%
Worst                -43.1   -12.4     -0.8        3.1
Average               12.6    11.1     11.2       11.4
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2001. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.1%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.
     As of October 31, 2001, the Fund had invested 30.6% of net assets in its top ten holdings.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              FUND DIVERSIFICATION

In general, the more diversified a fund's stock or bond holdings, the less likely that a specific security's performance will hurt the fund. One measure of a fund's diversification is the percentage of its assets represented by its ten largest holdings. The average U.S. equity mutual fund has about 35% of its assets invested in its ten largest holdings, while some less-diversified mutual funds have more than 47% of assets invested in their top ten.
--------------------------------------------------------------------------------

[FLAG] THE FUND IS SUBJECT TO  INVESTMENT  STYLE RISK,  WHICH IS THE CHANCE THAT
     RETURNS FROM THE TYPES OF STOCKS IN WHICH IT INVESTS WILL TRAIL RETURNS FROM THE OVERALL MARKET. AS A GROUP, LARGE- AND MID-CAP VALUE STOCKS TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

SECURITY SELECTION
Vanguard Windsor Fund employs two primary investment advisers, each of which independently chooses and maintains a portfolio of common stocks for the Fund. Each adviser is responsible for a specific percentage of the Fund's assets.
     These advisers employ active investment management methods, which means that securities are bought and sold according to the advisers' evaluations about companies and their financial prospects and about the stock market and economy in general. Each adviser will sell a security when it is no longer as attractive as an alternative investment.
     While each adviser uses a different process to select securities, both are committed to investing in large- and mid-cap stocks that, in their opinion, are undervalued. Undervalued stocks are generally those that are out of favor with investors and currently trading at prices that, the adviser feels, are below what the stocks are worth in relation to their earnings. These stocks typically--but not always--have lower-than-average price/earnings (P/E) ratios and higher-than-average dividend yields.

     Wellington Management Company, LLP (Wellington Management), managed about 72% of the Fund's assets as of October 31, 2001. A stock's value is the key element in this adviser's selection process. Wellington Management considers several fundamental factors, including the stock's projected growth rate, earnings potential, dividend yield, and P/E ratio. To be a candidate for purchase, a stock must have strong prospects for capital appreciation, but be trading at a P/E ratio that is lower than what is expected of a stock with such potential.
     Sanford C. Bernstein & Co., LLC (Bernstein), which managed about 26% of the Fund's assets as of October 31, 2001, also uses traditional methods of stock selection--research and analysis--to identify undervalued stocks. In addition, this adviser employs quantitative valuation tools to identify attractive stocks as well as the most opportune time to purchase them.
     The Vanguard Group (Vanguard) managed about 2% of the Fund's assets as of October 31, 2001. Vanguard typically invests its portion of the Fund's assets in stock futures and/or shares of exchange-traded funds, including VIPER(TM) Shares issued by any Vanguard stock index fund, to achieve performance similar to that of common stocks while maintaining flexibility to meet the liquidity needs of the Fund. Investments in exchange-traded fund shares are made in accordance with limitations imposed under the Investment Company Act. Vanguard receives no additional revenue from investing Fund assets in VIPER Shares of other Vanguard funds. Fund assets invested in VIPER Shares are excluded from the calculation of asset-based cost allocations in determining the expense ratio for the Fund. For more details on the Fund's policy on futures, see "Other Investment Policies and Risks."

     The Fund is generally managed without regard to tax ramifications.

[FLAG] THE  FUND IS  SUBJECT  TO  MANAGER  RISK,  WHICH IS THE  CHANCE  THAT THE
     ADVISERS WILL DO A POOR JOB OF SELECTING THE SECURITIES OR COUNTRIES IN WHICH THE FUND INVESTS.

7

OTHER INVESTMENT POLICIES AND RISKS
Besides investing in undervalued common stocks, the Fund may make certain other kinds of investments to achieve its objective.
     Although the Fund typically does not make significant investments in foreign securities, it reserves the right to invest up to 20% of its assets this way. Foreign securities may be traded on U.S. or foreign markets. To the extent that it owns foreign securities, the Fund is subject to (1) country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or a natural disaster--will weaken a country's securities markets; and
(2) currency risk, which is the chance that a foreign investment will decrease in value because of unfavorable changes in currency exchange rates.
     The Fund may invest in money market instruments, fixed income securities, convertible securities, and other equity securities, such as preferred stocks. The Fund may invest up to 15% of its assets in restricted securities with limited marketability or in other illiquid securities.

[FLAG] THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY
     INVOLVE  RISKS  DIFFERENT  FROM,  AND  POSSIBLY   GREATER  THAN,  THOSE  OF
     TRADITIONAL INVESTMENTS.

     The Fund may also invest in stock futures and options contracts, which are traditional types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. The Fund will not use futures for speculative purposes or as leveraged investments that magnify gains or losses. The Fund's obligation under futures contracts will not exceed 20% of its total assets.
     The reasons for which the Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                  DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

     The Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of October 31, 2001, the average turnover rate for all mid-cap value funds was approximately 99%, according to Morningstar, Inc.

--------------------------------------------------------------------------------

9

THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $500 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISERS

The Fund uses a multimanager approach. Each adviser independently manages a separate portion of the Fund's assets, subject to the supervision and oversight of the trustees and officers of the Fund.
- Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, is an investment advisory firm founded in 1928. As of October 31, 2001, Wellington Management managed about $292 billion in assets.
- Sanford C. Bernstein & Co., LLC, 1345 Avenue of the Americas, New York, NY 10105, is an investment advisory firm that continues the investment management business of Sanford C. Bernstein & Co., Inc., a registered investment adviser founded in 1967 that was acquired by Alliance Capital Management L.P. in October 2000. As of October 31, 2001, Alliance Capital, together with its wholly owned subsidiary Sanford C. Bernstein & Co., LLC, managed about $421 billion in assets.
- The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, is a wholly owned subsidiary of the Vanguard funds. As of October 31, 2001, Vanguard served as adviser for about $388 billion in assets.
     The Fund pays two of its investment advisers--Wellington Management and Bernstein--on a quarterly basis. For each adviser, the quarterly fee is based on certain annual percentage rates applied to average month-end net assets managed by the adviser over the period. In addition, the quarterly fees paid to each adviser are increased or decreased based upon the adviser's performance in comparison to a benchmark index. For these purposes, the cumulative total return of each adviser's portion of the Fund over a trailing 36-month period is compared to the cumulative total return of the S&P 500 Index (for Wellington Management) and the Russell 1000 Value Index (for Bernstein) over the same period. Vanguard provides advisory services to the Fund on an at-cost basis. Please consult the Fund's Statement of Additional Information for a complete explanation of how advisory fees are calculated.

     For the fiscal year ended October 31, 2001, the advisory fees and expenses represented an effective annual rate of 0.13% of the Fund's average net assets before a performance-based increase of 0.03%.
     The advisers are authorized to choose broker-dealers to handle the purchase and sale of the Fund's portfolio securities and to obtain the best available price and most favorable execution for all transactions. Also, the board of trustees may direct the advisers to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.
     In the interest of obtaining better execution of a transaction, the advisers may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the advisers are authorized to choose a broker who, in addition to executing the transaction, will provide research services to the advisers or the Fund.
     The board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment adviser--either as a replacement for an existing adviser or as an additional adviser. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. As the Fund's sponsor and overall manager, The Vanguard Group may provide additional investment advisory services to the Fund, on an at-cost basis, at any time.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUND'S ADVISERS

The managers primarily responsible for overseeing the Fund's investments are:

CHARLES T. FREEMAN, Senior Vice President and Partner of Wellington Management. He has worked in investment management since 1967; has been with Wellington Management since 1969; had been Assistant Fund Manager since 1974; and has been Fund Manager since 1996. Education: B.S. and M.B.A., University of Pennsylvania.

DAVID R. FASSNACHT, CFA and Vice President of Wellington Management. He has worked in investment management since 1988; has been with Wellington Management since 1991; and has been Assistant Fund Manager since 2001. Education: B.S., Wharton School of the University of Pennsylvania.

MARILYN G. FEDAK, CFA. Chief Investment Officer and Chairman of the Bernstein U.S. Equity Investment Policy Group. She has worked in investment management since 1972; has managed portfolio investments for Bernstein and its predecessor since 1984; and has managed the Fund since 1999. Education: B.A., Smith College; M.B.A., Harvard Business School.

STEVEN PISARKIEWICZ, Senior Portfolio Manager at Bernstein. He has worked in investment management since 1983; has been with Bernstein and its predecessor since 1989; and has managed the Fund since 1999. Education: B.S., University of Missouri; M.B.A., University of California at Berkeley.

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

11

DIVIDENDS, CAPITAL GAINS, AND TAXES

The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends generally are distributed in June and December; capital gains distributions generally occur in December.
     Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.
--------------------------------------------------------------------------------

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS

The following financial highlights table pertains to the Fund's Investor Shares; Admiral Shares were not available during the periods shown. The table is intended to help you understand the Fund's financial performance for these periods, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------------------------------------------
                                                                                    VANGUARD WINDSOR FUND
                                                                                       INVESTOR SHARES
                                                                                    YEAR ENDED OCTOBER 31,
                                                                ----------------------------------------------------
                                                                          2001     2000     1999     1998      1997
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                      $16.44   $16.91   $16.34   $19.55    $16.99
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                    .22      .28      .27      .23       .36
  Net Realized and Unrealized Gain (Loss) on Investments                  (.29)    1.44     1.77     (.32)     3.94
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                      (.07)    1.72     2.04     (.09)     4.30
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                    (.25)    (.29)    (.24)    (.24)     (.41)
  Distributions from Realized Capital Gains                              (1.85)   (1.90)   (1.23)   (2.88)    (1.33)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (2.10)   (2.19)   (1.47)   (3.12)     1.74)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                            $14.27   $16.44   $16.91   $16.34    $19.55
====================================================================================================================

TOTAL RETURN                                                            -0.37%   11.60%   13.74%   -0.78%    27.04%
====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                                   $15,761  $15,935  $16,824  $18,355   $20,678
  Ratio of Total Expenses to Average Net Assets                          0.41%    0.31%    0.28%    0.27%     0.27%
  Ratio of Net Investment Income to Average Net Assets                   1.37%    1.75%    1.56%    1.31%     1.89%
  Portfolio Turnover Rate                                                  33%      41%      56%      48%       61%
====================================================================================================================

13

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

The Investor Shares began fiscal year 2001 with a net asset value (price) of $16.44 per share. During the year, each Investor Share earned $0.22 from investment income (interest and dividends). There was a decline of $0.29 per share in the value of investments held or sold by the Fund, resulting in a net decline of $0.07 per share from investment operations.

Shareholders received $2.10 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $14.27, reflecting losses of $0.07 per share and distributions of $2.10 per share. This was a decrease of $2.17 per share (from $16.44 at the beginning of the year to $14.27 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was -0.37% for the year.

As of October 31, 2001, the Investor Shares had $15.8 billion in net assets. For the year, the expense ratio was 0.41% ($4.10 per $1,000 of net assets), and the net investment income amounted to 1.37% of average net assets. The Fund sold and replaced securities valued at 33% of its net assets.
--------------------------------------------------------------------------------

INVESTING WITH VANGUARD

The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.
- If you have any questions about the Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of the Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
     In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's net asset value.

EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
     Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Be sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

15

ACCESSING FUND INFORMATION BY COMPUTER

VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.

(THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO

The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FUND DIVERSIFICATION
Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security, industry, or country.

GROWTH STOCK FUND

A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth in revenue and earnings. Reflecting market expectations for superior growth, these stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)

The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VALUE STOCK FUND
A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically pay above-average dividend yields.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP(R) LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard Windsor Fund, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Fund's investments is available in the
Fund's annual and semiannual reports
to shareholders. In the Fund's annual
report, you will find a discussion of
the market conditions and investment
strategies that significantly affected
the Fund's performance during its last
fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Fund.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

All market indexes referenced in
this prospectus are the exclusive
property of their respective owners.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Fund
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Fund are
also available on the SEC's Internet
site at http://www.sec.gov, or
you can receive copies of this
information, for a fee, by electronic
request at the following e-mail
address: publicinfo@sec.gov, or
by writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.

Fund's Investment Company Act
file number: 811-834


(C) 2002 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


I522 022002

VANGUARD(R) WINDSOR(TM) II FUND

INVESTOR SHARES & ADMIRAL(TM) SHARES - FEBRUARY 22, 2002



This prospectus
contains financial data
for the Fund through
the fiscal year ended
October 31, 2001.

STOCK

PROSPECTUS

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[THE VANGUARD GROUP(R) LOGO]

VANGUARD WINDSOR II FUND
Investor Shares and Admiral Shares
Prospectus

February 22, 2002

A Value Stock Mutual Fund

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------
 1 FUND PROFILE                                16 INVESTING WITH VANGUARD

 4 ADDITIONAL INFORMATION                         16 Buying Shares

 4 MORE ON THE FUND                               17 Converting Shares

 9 THE FUND AND VANGUARD                          18 Redeeming Shares

 9 INVESTMENT ADVISERS                            20 Other Rules You Should Know

11 DIVIDENDS, CAPITAL GAINS, AND TAXES            22 Fund and Account Updates

13 SHARE PRICE                                    23 Contacting Vanguard

13 FINANCIAL HIGHLIGHTS                        GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHARE CLASS OVERVIEW

The Fund offers two separate classes of shares: Investor Shares and Admiral Shares. Please note that Admiral Shares are NOT available to:
-    SIMPLE IRAs and 403(b)(7) custodial accounts;
- Other retirement plan accounts receiving special administrative services from Vanguard; or
- Accounts maintained by financial intermediaries, except in limited circumstances.

The Fund's separate share classes have different expenses; as a result, their investment performances will differ.

--------------------------------------------------------------------------------

FUND PROFILE

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term growth of capital. As a secondary objective, the Fund seeks to provide some dividend income.

PRIMARY INVESTMENT STRATEGIES
The Fund invests mainly in large and medium-size companies whose stocks are considered by the Fund's advisers to be undervalued. Such stocks, called "value" stocks, often are out of favor in periods when investors are drawn to companies with strong prospects for growth. The prices of value stocks, therefore, may be below average in comparison with such fundamental factors as earnings, revenue, and book value. In addition, value stocks often provide an above-average dividend yield.

PRIMARY RISKS

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Investment style risk, which is the chance that returns from large- and mid-capitalization value stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. Both the bar chart and the table present information for the Fund's Investor Shares only, because Admiral Shares were not available during the time periods shown. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years.

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              [BAR CHART - SCALE -20% TO 50%]
                                1992          11.99%
                                1993          13.60%
                                1994          -1.16%
                                1995          38.83%
                                1996          24.18%
                                1997          32.37%
                                1998          16.36%
                                1999          -5.81%
                                2000          16.86%
                                2001          -3.40%
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 14.92% (quarter ended December 31, 1998), and the lowest return for a quarter was -13.55% (quarter ended September 30, 1999).

2

     The table shows how the Fund's average annual total returns compare with those of relevant market indexes. The table also presents the impact of taxes on the Fund's returns. To calculate these figures, we use the highest individual federal income and capital gains tax rates in effect at the time of each distribution, but we do not take into consideration state or local income taxes.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                    PERIODS ENDED DECEMBER 31, 2001
                                                1 YEAR    5 YEARS      10 YEARS
                                              ----------------------------------
VANGUARD WINDSOR II FUND INVESTOR SHARES
 Return Before Taxes                            -3.40%     10.37%        13.51%
 Return After Taxes on Distributions            -4.21       7.91         11.11
 Return After Taxes on Distributions and
  Sale of Fund Shares                           -1.89       7.75         10.49
--------------------------------------------------------------------------------
STANDARD & POOR'S 500 INDEX (reflects no       -11.89%     10.70%        12.94%
 deduction for fees, expenses, or taxes)

STANDARD & POOR'S 500/BARRA VALUE INDEX
 (reflects no deduction for fees, expenses,    -11.71       9.49         13.10
 or taxes)

RUSSELL 1000 VALUE INDEX (reflects no           -5.59      11.13         14.16
 deduction for fees, expenses, or taxes)
-------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2001.

                                                         INVESTOR        ADMIRAL
                                                           SHARES         SHARES
                                                           ------         ------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                    None           None
Sales Charge (Load) Imposed on Reinvested Dividends:         None           None
Redemption Fee:                                              None           None
Exchange Fee:                                                None           None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                        0.39%          0.34%
12b-1 Distribution Fee:                                      None           None
Other Expenses:                                             0.01%          0.01%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                      0.40%          0.35%

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

           ---------------------------------------------------------
                            1 YEAR   3 YEARS   5 YEARS    10 YEARS
           ---------------------------------------------------------
           Investor Shares   $41       $128      $224      $505
           Admiral Shares     36        113       197       443
           ---------------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  FUND EXPENSES

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Windsor II Fund Investor Shares' expense ratio in fiscal year 2001 was 0.40%, or $4.00 per $1,000 of average net assets; for Admiral Shares, the expense ratio was 0.35%, or $3.50 per $1,000 of average net assets. The average large-cap value mutual fund had expenses in 2000 of 1.36%, or $13.60 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

4

------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                     MINIMUM INITIAL INVESTMENT
Dividends are distributed                         Investor Shares--$3,000;$1,000 for IRAs and
semiannually in June and December; capital      custodial accounts for minors
gains, if any, are distributed annually           Admiral Shares--$250,000
in December.
                                                CONVERSION FEATURES
INVESTMENT ADVISERS                               Investor Shares--May be converted to
-Barrow, Hanley, Mewhinney & Strauss,           Admiral Shares if you meet certain
 Inc., Dallas, Tex., since inception            account balance and tenure requirements
-Equinox Capital Management, LLC, New           Admiral Shares--Will be converted to
 York City, N.Y., since 1991                    Investor Shares if you are no longer
-Tukman Capital Management, Inc.,               eligible for Admiral Shares
 Larkspur, Calif., since 1991
-The Vanguard Group, Valley Forge, Pa.,         NEWSPAPER ABBREVIATION
 since 1991                                     Investor Shares--WndsrII
                                                Admiral Shares--WdsrIIAdml

INCEPTION DATE                                  VANGUARD FUND NUMBER
Investor Shares--June 24, 1985                  Investor Shares--73
Admiral Shares--May 14, 2001                    Admiral Shares--573

                                                CUSIP NUMBER
NET ASSETS (ALL SHARE CLASSES) AS OF            Investor Shares--922018205
OCTOBER 31, 2001                                  Admiral Shares--922018304
$23.5 billion
                                                TICKER SYMBOL
SUITABLE FOR IRAS                               Investor Shares--VWNFX
Yes                                             Admiral Shares--VWNAX

------------------------------------------------------------------------------------------------

MORE ON THE FUND

This prospectus describes primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
     Finally, you'll find information on other important features of the Fund.

MARKET EXPOSURE

The Fund invests mainly in common stocks of large- and mid-capitalization companies that offer favorable prospects for growth of earnings and dividend income. However, the prices of these stocks do not reflect these prospects. Typically, the Fund spreads its assets over a broadly diversified group of companies.
     Because it invests mainly in stocks, the Fund is subject to certain risks.

                                                                               5
--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          VALUE FUNDS AND GROWTH FUNDS

Value investing and growth investing are two styles employed by stock fund managers. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically have above-average dividend yields. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value. Value and growth stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, value funds are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations. Growth funds, by contrast, appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-cap stocks as those of companies with a market value exceeding $10.5 billion; mid-cap stocks as those of companies with a market value between $1.5 billion and $10.5 billion; and small-cap stocks as those of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.

--------------------------------------------------------------------------------

[FLAG]THE FUND IS SUBJECT TO STOCK MARKET  RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

6

----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2001)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS   20 YEARS
----------------------------------------------------------
Best                  54.2%   28.6%    19.9%      17.8%
Worst                -43.1   -12.4     -0.8        3.1
Average               12.6    11.1     11.2       11.4
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2001. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.1%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.
     As of October 31, 2001, the Fund had invested 25.2% of net assets in its top ten holdings.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              FUND DIVERSIFICATION

In general, the more diversified a fund's stock or bond holdings, the less likely that a specific security's performance will hurt the fund. One measure of a fund's diversification is the percentage of its assets represented by its ten largest holdings. The average U.S. equity mutual fund has about 35% of its assets invested in its ten largest holdings, while some less-diversified mutual funds have more than 47% of assets invested in their top ten.
--------------------------------------------------------------------------------

[FLAG] THE FUND IS SUBJECT TO  INVESTMENT  STYLE RISK,  WHICH IS THE CHANCE THAT
     RETURNS FROM THE TYPES OF STOCKS IN WHICH IT INVESTS WILL TRAIL RETURNS FROM THE OVERALL MARKET. AS A GROUP, LARGE- AND MID-CAP VALUE STOCKS TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

SECURITY SELECTION
Vanguard Windsor II Fund employs four investment advisers, each of which independently chooses and maintains a portfolio of common stocks for the Fund. Each adviser is responsible for a specific percentage of the Fund's assets.
     These advisers employ active investment management methods, which means that securities are bought and sold according to the advisers' evaluations about companies and their financial prospects and about the stock market and economy in general. Each adviser will sell a security when it is no longer as attractive as an alternative investment.
     While each adviser uses a different process to select securities, all four are committed to investing in large- and mid-cap stocks that, in their opinion, are undervalued. Undervalued stocks are generally those that are out of favor with investors and currently trading at prices that, the adviser feels, are below what the stocks are worth in relation to their earnings. These stocks typically--but not always--have lower-than-average price/earnings (P/E) ratios and higher-than-average dividend yields.

     Barrow, Hanley, Mewhinney & Strauss, Inc. (Barrow, Hanley), which managed about 62% of the Fund's assets as of October 31, 2001, uses traditional methods of stock selection--research and analysis--to identify undervalued securities. A security will be sold when, in the adviser's opinion, its share price accurately reflects the security's overall worth. At that point, another undervalued security will be chosen. No more than 15% of its portfolio is devoted to a single industry.

     Equinox Capital Management, LLC (Equinox), which managed about 15% of the Fund's assets as of October 31, 2001, uses its own fundamental research and proprietary software to identify undervalued securities with attractive growth and dividend prospects. Like Barrow, Hanley, it avoids large concentrations in a single industry.
     Tukman Capital Management, Inc. (Tukman), which managed about 13% of the Fund's assets as of October 31, 2001, also uses traditional research methods to select undervalued securities. Tukman typically buys stocks of financially sound companies in growing business sectors and holds them for three to five years, on average.
     The Vanguard Group (Vanguard) managed about 10% of the Fund's assets as of October 31, 2001. Vanguard invests approximately half of its portion using quantitative models that select stocks from a "universe" of about 550 companies. The models evaluate the stocks on the basis of several fundamental factors, such as a stock's price in relation to its projected growth rate. The stocks selected are expected, as a group, to outperform the Russell 1000 Value Index, a benchmark of large- and mid-cap value stocks. Vanguard typically invests the other half of its portion in stock futures and/or shares of exchange-traded funds, including VIPER(TM) Shares issued by any Vanguard stock index fund, to achieve performance similar to that of common stocks while maintaining flexibility to meet the liquidity needs of the Fund. Investments in exchange-traded fund shares are made in accordance with limitations imposed under the Investment Company Act. For more details on the Fund's policy on futures, see "Other Investment Policies and Risks."

     The Fund is generally managed without regard to tax ramifications.

[FLAG]THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE ADVISERS
     WILL DO A POOR JOB OF SELECTING THE SECURITIES OR COUNTRIES IN WHICH THE FUND INVESTS.

OTHER INVESTMENT POLICIES AND RISKS
Besides investing in undervalued common stocks, the Fund may make certain other kinds of investments to achieve its objective.
     Although the Fund typically does not make significant investments in foreign securities, it reserves the right to invest up to 20% of its assets this way. Foreign securities may be traded on U.S. or foreign markets. To the extent that it owns foreign securities, the Fund is subject to (1) country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or a natural disaster--will weaken a country's securities markets; and
(2) currency risk, which is the chance that a foreign investment will decrease in value because of unfavorable changes in currency exchange rates.
     The Fund may invest in money market instruments, fixed income securities, convertible securities, and other equity securities, such as preferred stocks. The Fund may invest up to 15% of its assets in restricted securities with limited marketability or in other illiquid securities.

[FLAG]THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES.  DERIVATIVES MAY
     INVOLVE  RISKS  DIFFERENT  FROM,  AND  POSSIBLY   GREATER  THAN,  THOSE  OF
     TRADITIONAL INVESTMENTS.

8

     The Fund may also invest in stock futures and options contracts, which are traditional types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. The Fund will not use futures for speculative purposes or as leveraged investments that magnify gains or losses. The Fund's obligation under futures contracts will not exceed 20% of its total assets.
     The reasons for which the Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

     The Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.

- Vanguard U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, and Growth and Income Fund generally do NOT accept exchanges by telephone, by fax, or online. (IRAs and other retirement accounts are not subject to this rule.)
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of October 31, 2001, the average turnover rate for all large-cap value funds was approximately 88%, according to Morningstar, Inc.

--------------------------------------------------------------------------------

THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $500 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

10

INVESTMENT ADVISERS

The Fund uses a multimanager approach. It employs four investment advisers, each of which independently manages a separate portion of the Fund's assets, subject to the supervision and oversight of the trustees and officers of the Fund.
- Barrow, Hanley, Mewhinney & Strauss, Inc., One McKinney Plaza, 3232 McKinneyAvenue, 15th Floor, Dallas, TX 75204, is an investment advisory firm founded in 1979. As of October 31, 2001, the firm managed about $27 billion in assets.
- Equinox Capital Management, LLC, 590 Madision Avenue, 41st Floor, New York, NY 10022, is an investment advisory firm founded in 1989. As of October 31, 2001, Equinox managed about $6.7 billion in assets.
- Tukman Capital Management, Inc., 60 East Sir Francis Drake Boulevard, Larkspur, CA 94939, is an investment advisory firm founded in 1980. As of October 31, 2001, Tukman managed about $8.1 billion in assets.
- The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, is a wholly owned subsidiary of the Vanguard funds. As of October 31, 2001, Vanguard served as adviser for about $388 billion in assets.
     The Fund pays three of its investment advisers--Barrow, Hanley; Equinox; and Tukman--on a quarterly basis. For each adviser, the quarterly fee is based on certain annual percentage rates applied to average month-end net assets managed by the adviser over the period. In addition, the quarterly fees paid to each adviser are increased or decreased based upon the adviser's performance in comparison to a benchmark index. For these purposes, the cumulative total return of each adviser's portion of the Fund over a trailing 36-month period is compared to the cumulative total return of the Standard & Poor's 500/Barra Value Index (for Barrow, Hanley), the Russell 1000 Value Index (for Equinox), and the S&P 500 Index (for Tukman) over the same period. Please consult the Fund's Statement of Additional Information for a complete explanation of how advisory fees are calculated. The Fund pays no advisory fees to Vanguard because Vanguard provides services to the Fund on an at-cost basis.
     For the fiscal year ended October 31, 2001, the advisory fees and expenses represented an effective annual rate of 0.13% of the Fund's average net assets before a performance-based increase of less than 0.005%.
     The advisers are authorized to choose broker-dealers to handle the purchase and sale of the Fund's portfolio securities and to obtain the best available price and most favorable execution for all transactions. Also, the board of trustees may direct the advisers to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.

     In the interest of obtaining better execution of a transaction, the advisers may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the advisers are authorized to choose a broker who, in addition to executing the transaction, will provide research services to the advisers or the Fund.

     The board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment adviser--either as a replacement for an existing adviser or as an additional adviser. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. As the Fund's sponsor and overall manager, The Vanguard Group may provide additional investment advisory services to the Fund, on an at-cost basis, at any time.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISERS

The managers primarily responsible for overseeing the Fund's investments are:

JAMES P. BARROW, Founding Partner of Barrow, Hanley. He has managed portfolio investments since 1963; has been with Barrow, Hanley since 1979; and has managed the Fund since 1985. Education: B.S., University of South Carolina.

RONALD J. ULRICH, Chairman, Chief Investment Officer, and Founder of Equinox. He has worked in investment management since 1973; has been with Equinox since 1989; and has managed the Fund since 1991. Education: B.S., Lehigh University; M.B.A., New York University.

MELVIN TUKMAN, President, Director, and Founder of Tukman. He has worked in investment management since 1971; has been with Tukman since 1980; and has managed the Fund since 1991. Education: A.B., Hunter College; M.B.A., Harvard Business School.

DANIEL L. GROSSMAN, Vice President and Portfolio Manager of Tukman. He has worked in investment management since 1978; has been with Tukman since 1982; and has managed the Fund since 1991. Education: B.A., Yale University; M.B.A., Stanford University.

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS

The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends generally are distributed in June and December; capital gains distributions generally occur in December. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.
--------------------------------------------------------------------------------

12

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
- Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should avoid buying shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

GENERAL INFORMATION

BACKUP  WITHHOLDING.   By  law,  Vanguard  must  withhold  30%  of  any  taxable
distributions or redemptions from your account if you do not:

-    Provide us with your correct taxpayer identification number;
-    Certify that the taxpayer identification number is correct; and
-    Confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at Vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

14

--------------------------------------------------------------------------------------------------------------------
                                                                                  VANGUARD WINDSOR II FUND
                                                                                       INVESTOR SHARES
                                                                                    YEAR ENDED OCTOBER 31,
                                                                ----------------------------------------------------
                                                                          2001     2000     1999     1998      1997
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                      $27.58   $29.03   $31.07   $29.36    $24.04
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                   .564      .64      .64      .65       .64
  Net Realized and Unrealized Gain (Loss)on Investments                 (1.819)    1.08      .73     3.91      6.47
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                    (1.255)    1.72     1.37     4.56      7.11
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                   (.585)    (.67)    (.74)    (.66)     (.63)
  Distributions from Realized Capital Gains                             (1.240)   (2.50)   (2.67)   (2.19)    (1.16)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                 (1.825)   (3.17)   (3.41)   (2.85)    (1.79)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                            $24.50   $27.58   $29.03   $31.07    $29.36
====================================================================================================================

TOTAL RETURN                                                            -4.89%    7.22%    4.57%   16.51%    31.27%
====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                                   $21,495  $24,070  $30,541  $29,639   $22,568
  Ratio of Total Expenses to Average Net Assets                          0.40%    0.37%    0.37%    0.41%     0.37%
  Ratio of Net Investment Income to Average Net Assets                   2.10%    2.36%    2.08%    2.16%     2.49%
  Turnover Rate                                                            33%      26%      26%      31%       30%
====================================================================================================================

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Fund's Investor Shares as an example. The Investor Shares began fiscal year 2001 with a net asset value (price) of $27.58 per share. During the year, each Investor Share earned $0.564 from investment income (interest and dividends). There was a decline of $1.819 per share in the value of investments held or sold by the Fund, resulting in a net decline of $1.255 per share from investment operations.

Shareholders received $1.825 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's dividends or capital gains.

The share price at the end of the year was $24.50, reflecting losses of $1.255 per share and distributions of $1.825 per share. This was a decrease of $3.08 per share (from $27.58 at the beginning of the year to $24.50 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was -4.89% for the year.

As of October 31, 2001, the Investor Shares had $21.5 billion in net assets. For the year, the expense ratio was 0.40% ($4.00 per $1,000 of net assets), and the net investment income amounted to 2.10% of average net assets. The Fund sold and replaced securities valued at 33% of its net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  WINDSOR II FUND ADMIRAL SHARES

                                                                      MAY 14* TO
                                                                OCTOBER 31, 2001
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                     $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                    .408
  Net Realized and Unrealized Gain (Loss) on Investments                 (6.433)
--------------------------------------------------------------------------------
    Total from Investment Operations                                     (6.025)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                    (.475)
  Distributions from Realized Capital Gains                                  --
--------------------------------------------------------------------------------
    Total Distributions                                                   (.475)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $43.50
================================================================================

Total Return                                                             -12.16%
================================================================================

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                    $2,039
  Ratio of Total Expenses to Average Net Assets                          0.35%**
  Ratio of Net Investment Income to Average Net Assets                   1.83%**
  Turnover Rate                                                              33%
================================================================================
 *Inception.
**Annualized.

16

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, The Vanguard Service Directory, provides details of our many shareholder services for individual investors. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions found at the end of this section.

                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------

BUYING SHARES

ACCOUNT MINIMUMS FOR INVESTOR SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $3,000 for regular accounts; $1,000 for IRAs and custodial accounts for minors.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.
     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

ACCOUNT MINIMUMS FOR ADMIRAL SHARES

TO OPEN AND MAINTAIN AN ACCOUNT: $250,000 for new investors; $150,000 or $50,000 for existing investors who are eligible to convert Investor Shares into Admiral Shares (see Converting Shares). Institutional clients should contact Vanguard for information on special rules that may apply to them.

TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.

HOW TO BUY SHARES
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--Fund number. For a list of Fund numbers and addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard fund. All open Vanguard funds permit exchange purchases requested in writing. MOST VANGUARD FUNDS--OTHER THAN THE STOCK AND BALANCED INDEX-ORIENTED FUNDS--ALSO ACCEPT EXCHANGE PURCHASES REQUESTED ONLINE OR BY TELEPHONE. See Other Rules You Should Know for specifics.

BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.

YOUR PURCHASE PRICE
You buy shares at a fund's next-determined NAV after Vanguard receives your purchase request. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), you will buy your shares at that day's NAV. This is known as your TRADE DATE.

PURCHASE RULES YOU SHOULD KNOW
^ADMIRAL SHARES. Please note that Admiral Shares are NOT available to:
-    SIMPLE IRAs and 403(b)(7) custodial accounts;
- Other retirement plan accounts receiving special administrative services from Vanguard; or
- Accounts maintained by financial intermediaries, except in limited circumstances.
^THIRD PARTY CHECKS. To protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^U.S. CHECKS ONLY. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.
^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund.

CONVERTING SHARES

ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NONTAXABLE EVENT.

PRICING OF SHARE CLASS CONVERSIONS
If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared with that of your "old" shares.

18

IMMEDIATE CONVERSIONS INTO ADMIRAL SHARES
All shares purchased before the issuance of Admiral Shares are considered Investor Shares. You may convert Investor Shares into Admiral Shares at any time if your account balance in the Fund is at least $250,000. Registered users of Vanguard.com may request a conversion to Admiral Shares online. Or, you may contact Vanguard by telephone or mail to request this transaction.

TENURE CONVERSIONS INTO ADMIRAL SHARES
THREE-YEAR PRIVILEGE. After three years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance is at least $150,000 and you are registered with Vanguard.com.
TEN-YEAR PRIVILEGE. After ten years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance is at least $50,000 and you are registered with Vanguard.com.
     Registered users of Vanguard.com may request a tenure conversion online. Or, you may contact Vanguard by telephone or mail to request this transaction.

MANDATORY CONVERSIONS INTO INVESTOR SHARES
If an investor no longer meets the requirements for Admiral Shares, the Fund may reclassify the investor's Admiral Shares into Investor Shares. A decline in the investor's account balance due to market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares.

REDEEMING SHARES

HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know  before  initiating  your  request.
ONLINE: Request a redemption through our website at Vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS
^CHECK REDEMPTIONS. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date. ^EXCHANGE REDEMPTIONS. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. All open Vanguard funds accept exchange redemptions requested in writing. Most Vanguard funds--other than the stock and balanced index-oriented funds--also accept exchange redemptions requested online or by telephone. See Other Rules You Should Know for specifics.
^WIRE REDEMPTIONS. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds to a previously designated bank account. Wire redemptions are not available for Vanguard's other funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. Also, wire redemptions must be requested in writing or by telephone, not online. For these funds, a $5 fee applies to wire redemptions under $5,000.
Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.
Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. ^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
^RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).

20

^SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard. ^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

OTHER RULES YOU SHOULD KNOW

TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.
^TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
 - Ten-digit account number.
 - Complete owner name and address.
 - Primary Social Security or employer identification number.
 - Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.

^SOME  VANGUARD  FUNDS  DO  NOT  PERMIT  TELEPHONE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund generally do not permit telephone exchanges (in or out), except for IRAs and certain other retirement accounts.

VANGUARD.COM
^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
^SOME   VANGUARD   FUNDS  DO  NOT  PERMIT   ONLINE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund do not permit online exchanges (in or out), except for IRAs and certain other retirement accounts.

WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
 - The fund name and account number.
 - The amount of the transaction (in dollars or shares).
 - Signatures of all owners exactly as registered on the account.
 - Signature guarantees, if required for the type of transaction.*
 - Any supporting legal documentation that may be required.

*For instance, signature guarantees must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature guarantee requirements.

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard limits account activity as follows:
- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH A NON-MONEY-MARKET FUND during any 12-month period.

22

- Your round trips through a non-money-market fund must be at least 30 days apart.
-    All funds may refuse share purchases at any time, for any reason.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange, at any time, for any reason.
A "round trip" is a redemption from a fund followed by a purchase back into the same fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the fund.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. HOWEVER, ACCESS TO ADMIRAL SHARES THROUGH A FINANCIAL INTERMEDIARY IS RESTRICTED. PLEASE CONSULT YOUR FINANCIAL INTERMEDIARY TO DETERMINE WHETHER ADMIRAL SHARES ARE AVAILABLE THROUGH THAT FIRM.
     If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies.

LOW-BALANCE ACCOUNTS
All   Vanguard   funds   reserve   the  right  to  close   any   investment-only
retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment. If a fund has a redemption fee, that fee will apply to shares redeemed upon closure of the account.
     Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard STAR(TM) Fund). The fee is waived if your total Vanguard account assets are $50,000 or more.

FUND AND ACCOUNT UPDATES

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

AVERAGE COST REVIEW STATEMENTS

For most taxable accounts, average cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single category method, which is one of the methods established by the IRS.

CONFIRMATION STATEMENTS
Each time you buy, sell, or exchange shares, we will send you a statement confirming the trade date and amount of your transaction.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard Windsor II Fund will be mailed twice a year, in June and December. These comprehensive reports include overviews of the financial markets and specific information concerning the Fund:
-    Performance assessments with comparisons to industry benchmarks.
-    Reports from the advisers.
-    Financial statements with detailed listings of the Fund's holdings.
     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of its investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.

CONTACTING VANGUARD

ONLINE
VANGUARD.COM
-  Your best source of Vanguard news
-  For fund, account, and service information
-  For most account transactions
-  For literature requests
-  24 hours per day, 7days per week

24

VANGUARD TELE-ACCOUNT(R)
1-800-662-6273
(ON-BOARD)
-  For automated fund and account information
-  For redemptions by check, exchange, or wire
-  Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
-  For fund and service information
-  For literature requests
-  Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
-  For account information
-  For most account transactions
-  Business hours only

ADMIRAL SERVICE CENTER
1-888-237-9949
-  For Admiral account information
-  For most Admiral transactions
-  Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
-  For information and services for large institutional investors
-  Business hours only

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS--CURRENT CLIENTS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGULAR MAIL (GENERAL INQUIRIES):
The Vanguard Group
P.O. Box 2600
Valley Forge, PA 19482-2600

REGISTERED OR EXPRESS MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBERS
Please use the specific fund number when contacting us about Vanguard Windsor II Fund--73 (Investor Shares) or 573 (Admiral Shares).

GLOSSARY OF INVESTMENT TERMS

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO

The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FUND DIVERSIFICATION
Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security, industry, or country.

GROWTH STOCK FUND

A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth in revenue and earnings. Reflecting market expectations for superior growth, these stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)

The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VALUE STOCK FUND
A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically pay above-average dividend yields.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Post Office Box 2600 Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about
Vanguard Windsor II Fund, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Fund's investments is available in the
Fund's annual and semiannual reports
to shareholders. In the Fund's annual
report, you will find a discussion of
the market conditions and investment
strategies that significantly affected
the Fund's performance during its last
fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Fund.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

All market indexes referenced in
this prospectus are the exclusive
property of their respective owners.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information  about the Fund
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Fund are
also available on the SEC's Internet
site at http://www.sec.gov, or
you can receive copies of this
information, for a fee, by electronic
request at the following e-mail
address: publicinfo@sec.gov, or by
writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.

Fund's Investment Company Act
file number: 811-834


(C) 2002 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P073 022002

VANGUARD(R) WINDSOR(TM) II FUND

INVESTOR SHARES FOR PARTICIPANTS - FEBRUARY 22, 2002


This prospectus
contains financial data
for the Fund through
the fiscal year ended
October 31, 2001.

STOCK

PROSPECTUS

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[THE VANGUARD GROUP(R) LOGO]

VANGUARD WINDSOR II FUND
Investor Shares
Participant Prospectus

February 22, 2002

A Value Stock Mutual Fund

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------
 1 FUND PROFILE                               11 SHARE PRICE

 3 ADDITIONAL INFORMATION                     12 FINANCIAL HIGHLIGHTS

 3 MORE ON THE FUND                           14 INVESTING WITH VANGUARD

 9 THE FUND AND VANGUARD                      15 ACCESSING FUND INFORMATION
                                                 BY COMPUTER
 9 INVESTMENT ADVISERS
                                              GLOSSARY (inside back cover)
11 DIVIDENDS, CAPITAL GAINS, AND TAXES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE CLASS OVERVIEW

The Fund offers two separate classes of shares: Investor Shares and Admiral(TM) Shares. This prospectus offers the Fund's Investor Shares and is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.

The Fund's separate share classes have different expenses; as a result, their investment performances will differ.
--------------------------------------------------------------------------------

FUND PROFILE

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term growth of capital. As a secondary objective, the Fund seeks to provide some dividend income.

PRIMARY INVESTMENT STRATEGIES
The Fund invests mainly in large and medium-size companies whose stocks are considered by the Fund's advisers to be undervalued. Such stocks, called "value" stocks, often are out of favor in periods when investors are drawn to companies with strong prospects for growth. The prices of value stocks, therefore, may be below average in comparison with such fundamental factors as earnings, revenue, and book value. In addition, value stocks often provide an above-average dividend yield.

PRIMARY RISKS

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Investment style risk, which is the chance that returns from large- and mid-capitalization value stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of relevant market indexes over set periods of time. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                               ANNUAL TOTAL RETURNS
              ----------------------------------------------------
              [BAR CHART - SCALE -20% TO 50%]
                                1992          11.99%
                                1993          13.60%
                                1994          -1.16%
                                1995          38.83%
                                1996          24.18%
                                1997          32.37%
                                1998          16.36%
                                1999          -5.81%
                                2000          16.86%
                                2001          -3.40%
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 14.92% (quarter ended December 31, 1998), and the lowest return for a quarter was -13.55% (quarter ended September 30,1999).

2

      --------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      --------------------------------------------------------------------
                                               1 YEAR  5 YEARS    10 YEARS
      --------------------------------------------------------------------
      Vanguard Windsor II Fund                 -3.40%   10.37%    13.51%
      Standard & Poor's 500 Index             -11.89    10.70     12.94
      Standard & Poor's 500/Barra Value Index -11.71     9.49     13.10
      Russell 1000 Value Index                 -5.59    11.13     14.16
      --------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2001.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None
      Exchange Fee:                                                        None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.39%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.01%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.40%

     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $41         $128       $224         $505
--------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 FUND EXPENSES

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Windsor II Fund Investor Shares' expense ratio in fiscal year 2001 was 0.40%, or $4.00 per $1,000 of average net assets. The average large-cap value mutual fund had expenses in 2000 of 1.36%, or $13.60 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                    INCEPTION DATE
Dividends are distributed semiannually in      June 24, 1985
June and December; capital gains, if any,
are distributed annually in December.          NET ASSETS (ALL SHARE CLASSES) AS
                                               OF OCTOBER 31, 2001
INVESTMENT ADVISERS                            $23.5 billion
- Barrow, Hanley, Mewhinney & Strauss, Inc.,
  Dallas, Tex., since inception
- Equinox Capital Management, LLC, New York    NEWSPAPER ABBREVIATION
  City, N.Y., since 1991                       WndsrII
- Tukman Capital Management, Inc., Larkspur,
  Calif., since 1991                           VANGUARD FUND NUMBER
- The Vanguard Group, Valley Forge, Pa.,       73
  since 1991
                                               CUSIP NUMBER
                                               922018205

                                               TICKER SYMBOL
                                               VWNFX

--------------------------------------------------------------------------------

MORE ON THE FUND

This prospectus describes primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

4

     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
     Finally, you'll find information on other important features of the Fund.

MARKET EXPOSURE

The Fund invests mainly in common stocks of large- and mid-capitalization companies that offer favorable prospects for growth of earnings and dividend income. However, the prices of these stocks do not reflect these prospects. Typically, the Fund spreads its assets over a broadly diversified group of companies.

     Because it invests mainly in stocks, the Fund is subject to certain risks.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          VALUE FUNDS AND GROWTH FUNDS

Value investing and growth investing are two styles employed by stock fund managers. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically have above-average dividend yields. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value. Value and growth stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, value funds are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations. Growth funds, by contrast, appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-cap stocks as those of companies with a market value exceeding $10.5 billion; mid-cap stocks as those of companies with a market value between $1.5 billion and $10.5 billion; and small-cap stocks as those of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.

--------------------------------------------------------------------------------

[FLAG]THE FUND IS SUBJECT TO STOCK MARKET  RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2001)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS   20 YEARS
----------------------------------------------------------
Best                  54.2%   28.6%    19.9%      17.8%
Worst                -43.1   -12.4     -0.8        3.1
Average               12.6    11.1     11.2       11.4
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2001. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.1%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.
     As of October 31, 2001, the Fund had invested 25.2% of net assets in its top ten holdings.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              FUND DIVERSIFICATION

In general, the more diversified a fund's stock or bond holdings, the less likely that a specific security's performance will hurt the fund. One measure of a fund's diversification is the percentage of its assets represented by its ten largest holdings. The average U.S. equity mutual fund has about 35% of its assets invested in its ten largest holdings, while some less-diversified mutual funds have more than 47% of assets invested in their top ten.
--------------------------------------------------------------------------------

[FLAG]THE FUND IS SUBJECT TO  INVESTMENT  STYLE  RISK,  WHICH IS THE CHANCE THAT
     RETURNS FROM THE TYPES OF STOCKS IN WHICH IT INVESTS WILL TRAIL RETURNS FROM THE OVERALL MARKET. AS A GROUP, LARGE- AND MID-CAP VALUE STOCKS TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

6

SECURITY SELECTION
Vanguard Windsor II Fund employs four investment advisers, each of which independently chooses and maintains a portfolio of common stocks for the Fund. Each adviser is responsible for a specific percentage of the Fund's assets.
     These advisers employ active investment management methods, which means that securities are bought and sold according to the advisers' evaluations about companies and their financial prospects and about the stock market and economy in general. Each adviser will sell a security when it is no longer as attractive as an alternative investment.
     While each adviser uses a different process to select securities, all four are committed to investing in large- and mid-cap stocks that, in their opinion, are undervalued. Undervalued stocks are generally those that are out of favor with investors and currently trading at prices that, the adviser feels, are below what the stocks are worth in relation to their earnings. These stocks typically--but not always--have lower-than-average price/earnings (P/E) ratios and higher-than-average dividend yields.

     Barrow, Hanley, Mewhinney & Strauss, Inc. (Barrow, Hanley), which managed about 62% of the Fund's assets as of October 31, 2001, uses traditional methods of stock selection--research and analysis--to identify undervalued securities. A security will be sold when, in the adviser's opinion, its share price accurately reflects the security's overall worth. At that point, another undervalued security will be chosen. No more than 15% of its portfolio is devoted to a single industry.
     Equinox Capital Management, LLC (Equinox), which managed about 15% of the Fund's assets as of October 31, 2001, uses its own fundamental research and proprietary software to identify undervalued securities with attractive growth and dividend prospects. Like Barrow, Hanley, it avoids large concentrations in a single industry.
     Tukman Capital Management, Inc. (Tukman), which managed about 13% of the Fund's assets as of October 31, 2001, also uses traditional research methods to select under- valued securities. Tukman typically buys stocks of financially sound companies in growing business sectors and holds them for three to five years, on average.
     The Vanguard Group (Vanguard) managed about 10% of the Fund's assets as of October 31, 2001. Vanguard invests approximately half of its portion using quantitative models that select stocks from a "universe" of about 550 companies. The models evaluate the stocks on the basis of several fundamental factors, such as a stock's price in relation to its projected growth rate. The stocks selected are expected, as a group, to outperform the Russell 1000 Value Index, a benchmark of large- and mid-cap value stocks. Vanguard typically invests the other half of its portion in stock futures and/or shares of exchange-traded funds, including VIPER(TM) Shares issued by any Vanguard stock index fund, to achieve performance similar to that of common stocks while maintaining flexibility to meet the liquidity needs of the Fund. Investments in exchange-traded fund shares are made in accordance with limitations imposed under the Investment Company Act. For more details on the Fund's policy on futures, see "Other Investment Policies and Risks."

     The Fund is generally managed without regard to tax ramifications.

[FLAG]THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE ADVISERS
     WILL DO A POOR JOB OF SELECTING THE SECURITIES OR COUNTRIES IN WHICH THE FUND INVESTS.

                                                                               7
OTHER INVESTMENT POLICIES AND RISKS
Besides investing in undervalued common stocks, the Fund may make certain other kinds of investments to achieve its objective.
     Although the Fund typically does not make significant investments in foreign securities, it reserves the right to invest up to 20% of its assets this way. Foreign securities may be traded on U.S. or foreign markets. To the extent that it owns foreign securities, the Fund is subject to (1) country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or a natural disaster--will weaken a country's securities markets; and
(2) currency risk, which is the chance that a foreign investment will decrease in value because of unfavorable changes in currency exchange rates.
     The Fund may invest in money market instruments, fixed income securities, convertible securities, and other equity securities, such as preferred stocks. The Fund may invest up to 15% of its assets in restricted securities with limited marketability or in other illiquid securities.

[FLAG]THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES.  DERIVATIVES MAY
     INVOLVE  RISKS  DIFFERENT  FROM,  AND  POSSIBLY   GREATER  THAN,  THOSE  OF
     TRADITIONAL INVESTMENTS.

     The Fund may also invest in stock futures and options contracts, which are traditional types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. The Fund will not use futures for speculative purposes or as leveraged investments that magnify gains or losses. The Fund's obligation under futures contracts will not exceed 20% of its total assets.
     The reasons for which the Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

     The Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

8

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of October 31, 2001, the average turnover rate for all large-cap value funds was approximately 88%, according to Morningstar, Inc.

--------------------------------------------------------------------------------

THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $500 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISERS

The Fund uses a multimanager approach. It employs four investment advisers, each of which independently manages a separate portion of the Fund's assets, subject to the supervision and oversight of the trustees and officers of the Fund.
- Barrow, Hanley, Mewhinney & Strauss, Inc., One McKinney Plaza, 3232 McKinney Avenue, 15th Floor, Dallas, TX 75204, is an investment advisory firm founded in 1979. As of October 31, 2001, the firm managed about $27 billion in assets.
- Equinox Capital Management, LLC, 590 Madision Avenue, 41st Floor, New York, NY 10022, is an investment advisory firm founded in 1989. As of October 31, 2001, Equinox managed about $6.7 billion in assets.
- Tukman Capital Management, Inc., 60 East Sir Francis Drake Boulevard,Larkspur, CA 94939, is an investment advisory firm founded in 1980. As of October 31, 2001, Tukman managed about $8.1 billion in assets.
- The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, is a wholly owned subsidiary of the Vanguard funds. As of October 31, 2001, Vanguard served as adviser for about $388 billion in assets.

     The Fund pays three of its investment advisers--Barrow, Hanley; Equinox; and Tukman--on a quarterly basis. For each adviser, the quarterly fee is based on certain annual percentage rates applied to average month-end net assets managed by the adviser over the period. In addition, the quarterly fees paid to each adviser are increased or decreased based upon the adviser's performance in comparison to a benchmark index. For these purposes, the cumulative total return of each adviser's portion of the Fund over a trailing 36-month period is compared to the cumulative total return of the Standard & Poor's 500/Barra Value Index (for Barrow, Hanley), the Russell 1000 Value Index (for Equinox), and the S&P 500 Index (for Tukman) over the same period.

10

     Please consult the Fund's Statement of Additional Information for a complete explanation of how advisory fees are calculated. The Fund pays no advisory fees to Vanguard because it provides services to the Fund on an at-cost basis.

     For the fiscal year ended October 31, 2001, the advisory fees and expenses represented an effective annual rate of 0.13% of the Fund's average net assets before performance-based increase of less than 0.005%.
     The advisers are authorized to choose broker-dealers to handle the purchase and sale of the Fund's portfolio securities and to obtain the best available price and most favorable execution for all transactions. Also, the board of trustees may direct the advisers to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.

     In the interest of obtaining better execution of a transaction, the advisers may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the advisers are authorized to choose a broker who, in addition to executing the transaction, will provide research services to the advisers or the Fund.

     The board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment adviser--either as a replacement for an existing adviser or as an additional adviser. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. As the Fund's sponsor and overall manager, The Vanguard Group may provide additional investment advisory services to the Fund, on an at-cost basis, at any time.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISERS

The managers primarily responsible for overseeing the Fund's investments are:

JAMES P. BARROW, Founding Partner of Barrow, Hanley. He has managed portfolio investments since 1963; has been with Barrow, Hanley since 1979; and has managed the Fund since 1985. Education: B.S., University of South Carolina.

RONALD J. ULRICH, Chairman, Chief Investment Officer, and Founder of Equinox. He has worked in investment management since 1973; has been with Equinox since 1989; and has managed the Fund since 1991. Education: B.S., Lehigh University; M.B.A., New York University.

MELVIN TUKMAN, President, Director, and Founder of Tukman. He has worked in investment management since 1971; has been with Tukman since 1980; and has managed the Fund since 1991. Education: A.B., Hunter College; M.B.A., Harvard Business School.

DANIEL L. GROSSMAN, Vice President and Portfolio Manager of Tukman. He has worked in investment management since 1978; has been with Tukman since 1982; and has managed the Fund since 1991. Education: B.A., Yale University; M.B.A., Stanford University.

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends generally are distributed in June and December; capital gains distributions generally occur in December.
     Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.
--------------------------------------------------------------------------------

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed the NAV is not calculated and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

12

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Investor Shares' financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Investor Shares (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------------------------------------------
                                                                                  VANGUARD WINDSOR II FUND
                                                                                       INVESTOR SHARES
                                                                                    YEAR ENDED OCTOBER 31,
                                                                ----------------------------------------------------
                                                                          2001     2000     1999     1998      1997
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                      $27.58   $29.03   $31.07   $29.36    $24.04
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                   .564      .64      .64      .65       .64
  Net Realized and Unrealized Gain (Loss)on Investments                 (1.819)    1.08      .73     3.91      6.47
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                    (1.255)    1.72     1.37     4.56      7.11
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                   (.585)    (.67)    (.74)    (.66)     (.63)
  Distributions from Realized Capital Gains                             (1.240)   (2.50)   (2.67)   (2.19)    (1.16)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                 (1.825)   (3.17)   (3.41)   (2.85)    (1.79)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                            $24.50   $27.58   $29.03   $31.07    $29.36
====================================================================================================================

TOTAL RETURN                                                            -4.89%    7.22%    4.57%   16.51%    31.27%
====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                                   $21,495  $24,070  $30,541  $29,639   $22,568
  Ratio of Total Expenses to Average Net Assets                          0.40%    0.37%    0.37%    0.41%     0.37%
  Ratio of Net Investment Income to Average Net Assets                   2.10%    2.36%    2.08%    2.16%     2.49%
  Turnover Rate                                                            33%      26%      26%      31%       30%
====================================================================================================================

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

The Investor Shares began fiscal year 2001 with a net asset value (price) of $27.58 per share. During the year, each Investor Share earned $0.564 from investment income (interest and dividends). There was a decline of $1.819 per share in the value of investments held or sold by the Fund, resulting in a net decline of $1.255 per share from investment operations.

Shareholders received $1.825 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's dividends or capital gains.

The share price at the end of the year was $24.50, reflecting losses of $1.255 per share and distributions of $1.825 per share. This was a decrease of $3.08 per share (from $27.58 at the beginning of the year to $24.50 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was -4.89% for the year.

As of October 31, 2001, the Investor Shares had $21.5 billion in net assets. For the year, the expense ratio was 0.40% ($4.00 per $1,000 of net assets), and the net investment income amounted to 2.10% of average net assets. The Fund sold and replaced securities valued at 33% of its net assets.

--------------------------------------------------------------------------------

14

INVESTING WITH VANGUARD

The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.
- If you have any questions about the Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of the Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
     In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's net asset value.

EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
     Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Be sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

ACCESSING FUND INFORMATION BY COMPUTER

VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO

The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FUND DIVERSIFICATION
Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security, industry, or country.

GROWTH STOCK FUND

A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth in revenue and earnings. Reflecting market expectations for superior growth, these stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)

The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VALUE STOCK FUND
A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically pay above-average dividend yields.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP(R) LOGO]

Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard Windsor II Fund, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Fund's investments is available in the
Fund's annual and semiannual reports
to shareholders. In the Fund's annual
report, you will find a discussion of
the market conditions and investment
strategies that significantly affected
the Fund's performance during its last
fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Fund.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

All market indexes referenced in
this prospectus are the exclusive
property of their respective owners.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information  about the Fund
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Fund are
also available on the SEC's Internet
site at http://www.sec.gov, or
you can receive copies of this
information, for a fee, by electronic
request at the following e-mail
address: publicinfo@sec.gov, or by
writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.

Fund's Investment Company Act
file number: 811-834


(C) 2002 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I073 022002

VANGUARD(R) WINDSOR(TM) II FUND

ADMIRAL(TM) SHARES FOR PARTICIPANTS - FEBRUARY 22, 2002

This prospectus
contains financial data
for the Fund through
the fiscal year ended
October 31, 2001.

STOCK

PROSPECTUS

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[THE VANGUARD GROUP(R) LOGO]

VANGUARD WINDSOR II FUND
Admiral Shares
Participant Prospectus

February 22, 2002

A Value Stock Mutual Fund

--------------------------------------------------------------------------------
  CONTENTS
--------------------------------------------------------------------------------
 1 FUND PROFILE                             11 SHARE PRICE

 3 ADDITIONAL INFORMATION                   12 FINANCIAL HIGHLIGHTS

 3 MORE ON THE FUND                         14 INVESTING WITH VANGUARD

 9 THE FUND AND VANGUARD                    15 ACCESSING FUND INFORMATION
                                               BY COMPUTER
 9 INVESTMENT ADVISERS
                                            GLOSSARY (inside back cover)
11 DIVIDENDS, CAPITAL GAINS, AND TAXES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHARE CLASS OVERVIEW

The Fund offers two classes of shares: Investor Shares and Admiral Shares. This prospectus offers the Fund's Admiral Shares and is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.

The Fund's separate share classes have different expenses; as a result, their investment performances will differ.

--------------------------------------------------------------------------------

FUND PROFILE

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term growth of capital. As a secondary objective, the Fund seeks to provide some dividend income.

PRIMARY INVESTMENT STRATEGIES
The Fund invests mainly in large and medium-size companies whose stocks are considered by the Fund's advisers to be undervalued. Such stocks, called "value" stocks, often are out of favor in periods when investors are drawn to companies with strong prospects for growth. The prices of value stocks, therefore, may be below average in comparison with such fundamental factors as earnings, revenue, and book value. In addition, value stocks often provide an above-average dividend yield.

PRIMARY RISKS

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Investment style risk, which is the chance that returns from large- and mid-capitalization value stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another over the past ten years. The table shows how the Fund's average annual total returns compare with those of relevant market indexes over set periods of time. Both the bar chart and the table present information for the Fund's Investor Shares, because Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              [BAR CHART - SCALE -20% TO 50%]
                                1992          11.99%
                                1993          13.60%
                                1994          -1.16%
                                1995          38.83%
                                1996          24.18%
                                1997          32.37%
                                1998          16.36%
                                1999          -5.81%
                                2000          16.86%
                                2001          -3.40%
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 14.92% (quarter ended December 31, 1998), and the lowest return for a quarter was -13.55% (quarter ended September 30,1999).

2

      --------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001
      --------------------------------------------------------------------
                                               1 YEAR  5 YEARS    10 YEARS
      --------------------------------------------------------------------
      Vanguard Windsor II Fund
        Investor Shares                        -3.40%   10.37%    13.51%
      Standard & Poor's 500 Index             -11.89    10.70     12.94
      Standard & Poor's 500/Barra Value Index -11.71     9.49     13.10
      Russell 1000 Value Index                 -5.59    11.13     14.16
      --------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2001.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None
      Exchange Fee:                                                        None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.34%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.01%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.35%

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

               --------------------------------------------------
                   1 YEAR      3 YEARS    5 YEARS      10 YEARS
               --------------------------------------------------
                     $36         $113       $197         $443
               --------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 FUND EXPENSES

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Windsor II Fund Admiral Shares' expense ratio in fiscal year 2001 was 0.35%, or $3.50 per $1,000 of average net assets. The average large-cap value mutual fund had expenses in 2000 of 1.36%, or $13.60 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                  INCEPTION DATE
Dividends are distributed semiannually in    Investor Shares--June 24, 1985
June and December; capital gains, if any,    Admiral Shares--May 14, 2001
are distributed annually in December.

INVESTMENT ADVISERS                          NET ASSETS (ALL SHARE CLASSES) AS
- Barrow, Hanley, Mewhinney & Strauss,       OF OCTOBER 31, 2001
  Inc., Dallas, Tex., since inception        $23.5 billion
- Equinox Capital Management, LLC, New York
  City, N.Y., since 1991                     NEWSPAPER ABBREVIATION
- Tukman Capital Management, Inc.,           WdsrIIAdml
  Larkspur, Calif., since 1991
- The Vanguard Group, Valley Forge, Pa.,     VANGUARD FUND NUMBER
  since 1991                                 573

                                             CUSIP NUMBER
                                             922018304

                                             TICKER SYMBOL
                                             VWNAX
--------------------------------------------------------------------------------

MORE ON THE FUND

This prospectus describes primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

4

     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
     Finally, you'll find information on other important features of the Fund.

MARKET EXPOSURE

The Fund invests mainly in common stocks of large- and mid-capitalization companies that offer favorable prospects for growth of earnings and dividend income. However, the prices of these stocks do not reflect these prospects. Typically, the Fund spreads its assets over a broadly diversified group of companies.

     Because it invests mainly in stocks, the Fund is subject to certain risks.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          VALUE FUNDS AND GROWTH FUNDS

Value investing and growth investing are two styles employed by stock fund managers. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically have above-average dividend yields. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value. Value and growth stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, value funds are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations. Growth funds, by contrast, appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS

Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-cap stocks as those of companies with a market value exceeding $10.5 billion; mid-cap stocks as those of companies with a market value between $1.5 billion and $10.5 billion; and small-cap stocks as those of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.

--------------------------------------------------------------------------------

[FLAG]THE FUND IS SUBJECT TO STOCK MARKET  RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2001)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS   20 YEARS
----------------------------------------------------------
Best                  54.2%   28.6%    19.9%      17.8%
Worst                -43.1   -12.4     -0.8        3.1
Average               12.6    11.1     11.2       11.4
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2001. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.1%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.
     As of October 31, 2001, the Fund had invested 25.2% of net assets in its top ten holdings.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              FUND DIVERSIFICATION

In general, the more diversified a fund's stock or bond holdings, the less likely that a specific security's performance will hurt the fund. One measure of a fund's diversification is the percentage of its assets represented by its ten largest holdings. The average U.S. equity mutual fund has about 35% of its assets invested in its ten largest holdings, while some less-diversified mutual funds have more than 47% of assets invested in their top ten.
--------------------------------------------------------------------------------

[FLAG]THE FUND IS SUBJECT TO  INVESTMENT  STYLE  RISK,  WHICH IS THE CHANCE THAT
     RETURNS FROM THE TYPES OF STOCKS IN WHICH IT INVESTS WILL TRAIL RETURNS FROM THE OVERALL MARKET. AS A GROUP, LARGE- AND MID-CAP VALUE STOCKS TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

6

SECURITY SELECTION
Vanguard Windsor II Fund employs four investment advisers, each of which independently chooses and maintains a portfolio of common stocks for the Fund. Each adviser is responsible for a specific percentage of the Fund's assets.
     These advisers employ active investment management methods, which means that securities are bought and sold according to the advisers' evaluations about companies and their financial prospects and about the stock market and economy in general. Each adviser will sell a security when it is no longer as attractive as an alternative investment.
     While each adviser uses a different process to select securities, all four are committed to investing in large- and mid-cap stocks that, in their opinion, are undervalued. Undervalued stocks are generally those that are out of favor with investors and currently trading at prices that, the adviser feels, are below what the stocks are worth in relation to their earnings. These stocks typically--but not always--have lower-than-average price/earnings (P/E) ratios and higher-than-average dividend yields.

     Barrow, Hanley, Mewhinney & Strauss, Inc. (Barrow, Hanley), which managed about 62% of the Fund's assets as of October 31, 2001, uses traditional methods of stock selection--research and analysis--to identify undervalued securities. A security will be sold when, in the adviser's opinion, its share price accurately reflects the security's overall worth. At that point, another undervalued security will be chosen. No more than 15% of its portfolio is devoted to a single industry.
     Equinox Capital Management, LLC (Equinox), which managed about 15% of the Fund's assets as of October 31, 2001, uses its own fundamental research and proprietary software to identify undervalued securities with attractive growth and dividend prospects. Like Barrow, Hanley, it avoids large concentrations in a single industry.
     Tukman Capital Management, Inc. (Tukman), which managed about 13% of the Fund's assets as of October 31, 2001, also uses traditional research methods to select under- valued securities. Tukman typically buys stocks of financially sound companies in growing business sectors and holds them for three to five years, on average.
     The Vanguard Group (Vanguard) managed about 10% of the Fund's assets as of October 31, 2001. Vanguard invests approximately half of its portion using quantitative models that select stocks from a "universe" of about 550 companies. The models evaluate the stocks on the basis of several fundamental factors, such as a stock's price in relation to its projected growth rate. The stocks selected are expected, as a group, to outperform the Russell 1000 Value Index, a benchmark of large- and mid-cap value stocks. Vanguard typically invests the other half of its portion in stock futures and/or shares of exchange-traded funds, including VIPER(TM) Shares issued by any Vanguard stock index fund, to achieve performance similar to that of common stocks while maintaining flexibility to meet the liquidity needs of the Fund. Investments in exchange-traded fund shares are made in accordance with limitations imposed under the Investment Company Act. For more details on the Fund's policy on futures, see "Other Investment Policies and Risks."

     The Fund is generally managed without regard to tax ramifications.

[FLAG]THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE ADVISERS
     WILL DO A POOR JOB OF SELECTING THE SECURITIES OR COUNTRIES IN WHICH THE FUND INVESTS.

                                                                               7
OTHER INVESTMENT POLICIES AND RISKS
Besides investing in undervalued common stocks, the Fund may make certain other kinds of investments to achieve its objective.
     Although the Fund typically does not make significant investments in foreign securities, it reserves the right to invest up to 20% of its assets this way. Foreign securities may be traded on U.S. or foreign markets. To the extent that it owns foreign securities, the Fund is subject to (1) country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or a natural disaster--will weaken a country's securities markets; and
(2) currency risk, which is the chance that a foreign investment will decrease in value because of unfavorable changes in currency exchange rates.
     The Fund may invest in money market instruments, fixed income securities, convertible securities, and other equity securities, such as preferred stocks. The Fund may invest up to 15% of its assets in restricted securities with limited marketability or in other illiquid securities.

[FLAG]THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES.  DERIVATIVES MAY
     INVOLVE  RISKS  DIFFERENT  FROM,  AND  POSSIBLY   GREATER  THAN,  THOSE  OF
     TRADITIONAL INVESTMENTS.

     The Fund may also invest in stock futures and options contracts, which are traditional types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. The Fund will not use futures for speculative purposes or as leveraged investments that magnify gains or losses. The Fund's obligation under futures contracts will not exceed 20% of its total assets.
     The reasons for which the Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

     The Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

8

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Each Vanguard fund reserves the right to stop offering shares at any time.
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of October 31, 2001, the average turnover rate for all large-cap value funds was approximately 88%, according to Morningstar, Inc.

--------------------------------------------------------------------------------

THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $500 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISERS

The Fund uses a multimanager approach. It employs four investment advisers, each of which independently manages a separate portion of the Fund's assets, subject to the supervision and oversight of the trustees and officers of the Fund.
- Barrow, Hanley, Mewhinney & Strauss, Inc., One McKinney Plaza, 3232 McKinney Avenue, 15th Floor, Dallas, TX 75204, is an investment advisory firm founded in 1979. As of October 31, 2001, the firm managed about $27 billion in assets.
- Equinox Capital Management, LLC, 590 Madision Avenue, 41st Floor, New York, NY 10022, is an investment advisory firm founded in 1989. As of October 31, 2001, Equinox managed about $6.7 billion in assets.
- Tukman Capital Management, Inc., 60 East Sir Francis Drake Boulevard,Larkspur, CA 94939, is an investment advisory firm founded in 1980. As of October 31, 2001, Tukman managed about $8.1 billion in assets.
- The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, is a wholly owned subsidiary of the Vanguard funds. As of October 31, 2001, Vanguard served as adviser for about $388 billion in assets.

     The Fund pays three of its investment advisers--Barrow, Hanley; Equinox; and Tukman--on a quarterly basis. For each adviser, the quarterly fee is based on certain annual percentage rates applied to average month-end net assets managed by the adviser over the period. In addition, the quarterly fees paid to each adviser are increased or decreased based upon the adviser's performance in comparison to a benchmark index. For these purposes, the cumulative total return of each adviser's portion of the Fund over a trailing 36-month period is compared to the cumulative total return of the Standard & Poor's 500/Barra Value Index (for Barrow, Hanley), the Russell 1000 Value Index (for Equinox), and the S&P 500 Index (for Tukman) over the same period.

10

     Please consult the Fund's Statement of Additional Information for a complete explanation of how advisory fees are calculated. The Fund pays no advisory fees to Vanguard because it provides services to the Fund on an at-cost basis.

     For the fiscal year ended October 31, 2001, the advisory fees and expenses represented an effective annual rate of 0.13% of the Fund's average net assets before performance-based increase of less than 0.005%.
     The advisers are authorized to choose broker-dealers to handle the purchase and sale of the Fund's portfolio securities and to obtain the best available price and most favorable execution for all transactions. Also, the board of trustees may direct the advisers to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.

     In the interest of obtaining better execution of a transaction, the advisers may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the advisers are authorized to choose a broker who, in addition to executing the transaction, will provide research services to the advisers or the Fund.

     The board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment adviser--either as a replacement for an existing adviser or as an additional adviser. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. As the Fund's sponsor and overall manager, The Vanguard Group may provide additional investment advisory services to the Fund, on an at-cost basis, at any time.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISERS

The managers primarily responsible for overseeing the Fund's investments are:

JAMES P. BARROW, Founding Partner of Barrow, Hanley. He has managed portfolio investments since 1963; has been with Barrow, Hanley since 1979; and has managed the Fund since 1985. Education: B.S., University of South Carolina.

RONALD J. ULRICH, Chairman, Chief Investment Officer, and Founder of Equinox. He has worked in investment management since 1973; has been with Equinox since 1989; and has managed the Fund since 1991. Education: B.S., Lehigh University; M.B.A., New York University.

MELVIN TUKMAN, President, Director, and Founder of Tukman. He has worked in investment management since 1971; has been with Tukman since 1980; and has managed the Fund since 1991. Education: A.B., Hunter College; M.B.A., Harvard Business School.

DANIEL L. GROSSMAN, Vice President and Portfolio Manager of Tukman. He has worked in investment management since 1978; has been with Tukman since 1982; and has managed the Fund since 1991. Education: B.A., Yale University; M.B.A., Stanford University.

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends generally are distributed in June and December; capital gains distributions generally occur in December.
     Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.
--------------------------------------------------------------------------------

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed the NAV is not calculated and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

12

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Admiral Shares' financial performance for the period shown, and certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned or lost during the period on an investment in the Admiral Shares (assuming reinvestment of all dividend distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.
     Because the reporting period for the Admiral Shares is so short, you may find the total return history of the Investor Shares (see the Fund's annual report) to be more relevant, taking into consideration a lower expense ratio for Admiral Shares.

--------------------------------------------------------------------------------
                                                  WINDSOR II FUND ADMIRAL SHARES

                                                                      MAY 14* TO
                                                                OCTOBER 31, 2001
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                     $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                    .408
  Net Realized and Unrealized Gain (Loss) on Investments                 (6.433)
--------------------------------------------------------------------------------
    Total from Investment Operations                                     (6.025)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                    (.475)
  Distributions from Realized Capital Gains                                  --
--------------------------------------------------------------------------------
    Total Distributions                                                   (.475)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $43.50
================================================================================

Total Return                                                             -12.16%
================================================================================

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                    $2,039
  Ratio of Total Expenses to Average Net Assets                          0.35%**
  Ratio of Net Investment Income to Average Net Assets                   1.83%**
  Turnover Rate                                                              33%
================================================================================
 *Inception.
**Annualized.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

The Admiral Shares began the fiscal period ended October 31, 2001, with a net asset value (price) of $50.00 per share. During the period, each Admiral Share earned $0.408 from investment income (interest and dividends). There was a decline of $6.433 per share in the value of investments held or sold by the Fund, resulting in a net decline of $6.025 per share from investment operations.

Shareholders received $0.475 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's dividends or capital gains.

The share price at the end of the period was $43.50, reflecting losses of $6.025 per share and distributions of $0.475 per share. This was a decrease of $6.50 per share (from $50.00 at the beginning of the period to $43.50 at the end of the period). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was -12.16% for the period.

As of October 31, 2001, the Admiral Shares had $2 billion in net assets. For the period, the annualized expense ratio was 0.35% ($3.50 per $1,000 of net assets), and the annualized net investment income amounted to 1.83% of average net assets. The Fund sold and replaced securities valued at 33% of its net assets.

--------------------------------------------------------------------------------

14

INVESTING WITH VANGUARD

The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.
- If you have any questions about the Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of the Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
     In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's net asset value.

EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
     Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Be sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

ACCESSING FUND INFORMATION BY COMPUTER

VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO

The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FUND DIVERSIFICATION
Holding a variety of securities so that a fund's return is not badly hurt by the poor performance of a single security, industry, or country.

GROWTH STOCK FUND

A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth in revenue and earnings. Reflecting market expectations for superior growth, these stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)

The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VALUE STOCK FUND
A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically pay above-average dividend yields.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP(R) LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard Windsor II Fund, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Fund's investments is available in the
Fund's annual and semiannual reports
to shareholders. In the Fund's annual
report, you will find a discussion of
the market conditions and investment
strategies that significantly affected
the Fund's performance during its last
fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Fund.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

All market indexes referenced in
this prospectus are the exclusive
property of their respective owners.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Fund
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Fund are
also available on the SEC's Internet
site at http://www.sec.gov, or
you can receive copies of this
information, for a fee, by electronic
request at the following e-mail
address: publicinfo@sec.gov, or
by writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.

Fund's Investment Company Act
file number: 811-834


(C) 2002 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I573 022002

                                     PART B

                            VANGUARD(R) WINDSOR FUNDS
                                  (THE TRUST)

                       STATEMENT OF ADDITIONAL INFORMATION

                                FEBRUARY 22, 2002

This Statement is not a prospectus, but should be read in conjunction with the Trust's current Prospectuses dated February 22, 2002. To obtain, without charge, a Prospectus or the most recent Annual Report to Shareholders, which contains the Trust's Financial Statements as hereby incorporated by reference, please call:

                         INVESTOR INFORMATION DEPARTMENT
                                 1-800-662-7447

                                TABLE OF CONTENTS

                                                                 PAGE
DESCRIPTION OF THE TRUST.........................................B-1
INVESTMENT POLICIES..............................................B-3
FUNDAMENTAL INVESTMENT LIMITATIONS...............................B-8
YIELD AND TOTAL RETURN...........................................B-9
SHARE PRICE......................................................B-13
PURCHASE OF SHARES...............................................B-14
REDEMPTION OF SHARES.............................................B-14
MANAGEMENT OF THE FUNDS..........................................B-14
INVESTMENT ADVISORY SERVICES.....................................B-19
PORTFOLIO TRANSACTIONS...........................................B-29
FINANCIAL STATEMENTS.............................................B-30
COMPARATIVE INDEXES..............................................B-30

                            DESCRIPTION OF THE TRUST

ORGANIZATION

The Trust was organized as Wellington Equity Fund, a Delaware corporation, in 1958. It then merged into a Maryland corporation in 1973, and subsequently reorganized into a Pennsylvania business trust in 1985. The Trust then reorganized as a Maryland corporation later in 1985. It was reorganized again as a Delaware business trust in May 1998. Prior to its reorganization as a Delaware business trust, the Trust was known as Vanguard/Windsor Funds, Inc. The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end, diversified management investment company. The Trust currently offers the following Funds:

                           VANGUARD(R) WINDSOR(TM) FUND

                          VANGUARD(R) WINDSOR(TM) II FUND

               (INDIVIDUALLY, THE FUND; COLLECTIVELY, THE FUNDS)

     Each Fund offers two classes of shares, Investor Shares and Admiral Shares. The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that the Trust may issue for a single fund or class of shares.

SERVICE PROVIDERS

     CUSTODIAN. Citibank, N.A., 111 Wall Street, New York, NY 10005, serves as the Funds' custodian. The custodian is responsible for maintaining the Funds' assets and keeping all necessary accounts and records of each Fund's assets.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, serves as the Funds' independent accountants. The accountants audit each Fund's annual financial statements and provide other related services.

     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Funds'  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355.

CHARACTERISTICS OF THE FUNDS' SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Funds' shares, other than the possible future termination of the Funds. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected funds. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.

     SHAREHOLDER LIABILITY. The Trust is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of a Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of a fund are entitled to receive any dividends or other distributions declared for such fund. No shares have priority or preference over any other shares of the same fund with respect to distributions. Distributions will be made from the assets of a fund, and will be paid ratably to all shareholders of the fund (or class) according to the number of shares of such fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or series; or (iii) the trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of a Fund's net assets, and to change any fundamental policy of a Fund. Unless otherwise required by applicable law, shareholders of a Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event of liquidation, shareholders will be entitled to receive a pro rata share of the Fund's net assets.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with the Funds' shares.

     CONVERSION RIGHTS. Shareholders of each Fund may convert their shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements.

     REDEMPTION PROVISIONS. The Funds' redemption provisions are described in their current prospectuses and elsewhere in this Statement of Additional Information.

     SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

     CALLS OR ASSESSMENT. The Funds' shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE FUNDS

Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, a Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                               INVESTMENT POLICIES

The following policies supplement the investment objectives and policies set forth in each Fund's Prospectus.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements with domestic banks, or brokers or dealers, either for temporary defensive purposes due to market conditions, or to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a domestic bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally the next business day). A repurchase agreement may be considered a loan by the Fund collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the series and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the board of trustees will monitor the repurchase agreement transactions for each Fund generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement relating to any of the Funds.

     The use of repurchase agreements involves certain risks. For example, if the seller of the securities under an agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. If the seller becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a bankruptcy court may determine that the underlying securities are collateral for a loan by the Fund not within the control of the Fund and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. While the Funds' management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

LENDING OF SECURITIES

Each Fund may lend its portfolio securities for either short or long-term periods to qualified institutional investors (typically brokers, dealers, banks or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its portfolio securities, each Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms and the structure of such loans must be consistent with the 1940 Act, and the Rules and Regulations or interpretations of the Commission thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by a domestic bank or the United States Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receives reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. Loan arrangements made will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the board of trustees.

     At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the loaned securities, but if a material event occurs affecting an investment on loan, the loan must be called and the securities voted.

VANGUARD INTERFUND LENDING PROGRAM

The Commission has issued an exemptive order permitting the Funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.

TEMPORARY INVESTMENTS

Each Fund may take temporary defensive measures that are inconsistent with the Funds' normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political or other conditions. Such measures could include investments in (a) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (b) shares of other investment companies which have investment objectives consistent with those of the Fund; (c) repurchase agreements involving any such securities; and (d) other money market instruments. There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Funds may fail to achieve their investment objectives.

FOREIGN INVESTMENTS

Each Fund may invest up to 20% of its assets in securities of foreign companies. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies.

     Currency Risk. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Funds may temporarily hold uninvested reserves in bank deposits in foreign currencies, a Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Funds permit them to enter into forward foreign currency exchange contracts in order to hedge holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

     Country Risk. As foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in companies in those countries.

     Although the Funds will endeavor to achieve the most favorable execution costs in their portfolio transactions, commissions on many foreign stock exchanges are generally higher than commissions on U.S. exchanges. In addition, it is expected that the expenses for custodial arrangements of the Funds' foreign securities will be somewhat greater than the expenses for the custodial arrangement for handling U.S. securities of equal value.

     Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income the Funds receive from their foreign investments.

     Federal Tax Treatment of Non-U.S. Transactions. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by the Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stock) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts the Funds may make or enter into will be subject to the special currency rules described above.

ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

     Each Fund may invest in restricted, privately placed securities that, under securities laws, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers, they may be considered illiquid securities--meaning that they could be difficult for the Fund to convert to cash if needed.

     If a substantial market develops for a restricted security held by a Fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the Fund's board of trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933. While the Funds' investment advisers determines the liquidity of restricted securities on a daily basis, the board oversees and retains ultimate responsibility for the advisers' decisions. Several factors that the board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.

INVESTMENTS IN EXCHANGE-TRADED FUNDS

Each Fund may purchase shares of exchange-traded funds (ETFs), including ETF shares issued by other Vanguard funds. Typically, a Fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Fund. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

     Most ETFs are investment companies. Therefore, a Fund's purchases of ETF shares generally are subject to the limitations described under the heading "Fundamental Investment Limitations--Investment Companies." Among other things, these limitations would prohibit a Fund from acquiring shares of an ETF if, at the time of the acquisition, more than 10% of the Fund's assets are invested in other investment companies.

     An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the stocks owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds:

- the market price of the ETF's shares may trade at a discount to their net asset value;

- an active trading market for an ETF's shares may not develop or be maintained; or

- trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

FUTURES CONTRACTS AND OPTIONS

Each Fund may enter into stock futures contracts, options, and options on futures contracts only for the purpose of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. To the extent required by law, a Fund will establish a segregated account containing liquid assets at least equal in value to the amount of any obligation assumed by the Fund under a futures contract.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been sold, selling a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. Each Fund expects to earn interest income on its margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in interest rates. Each Fund intends to use futures contracts only for bona fide hedging purposes.

     Regulations of the CFTC applicable to each Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the Fund's portfolio. Each Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, each Fund expects that approximately 75% of its futures contract purchases will be "completed"; that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control the exposure of the Funds' income to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While each Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of portfolio securities.

     Restrictions on the Use of Futures Contracts and Options. A Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, a Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts and its investments in options would exceed 20% of the Fund's total assets. Assets committed to futures contracts or options will be held in a segregated account.

     Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying interest rate futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge its portfolio. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due to the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of each Fund are engaged in only for hedging purposes, the advisers do not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. Either Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying security and sold it after the decline.

     Risk Factors in Options Transactions. When a Fund invests in an option, it purchases the right to buy (call options) or sell (put options) specified securities, at a specified price, on a specified date or within a specified period of time. In consideration of the right to buy or sell underlying securities, the Fund pays a premium, which represents the maximum amount of the Fund's potential loss on the transaction if it chooses not to exercise the option or enter into a closing transaction before the option's expiration. Of course, securities purchased pursuant to a call option may subsequently decline in value, to the Fund's detriment. Similarly, securities sold pursuant to a put option may subsequently rise in value, with the Fund missing out on these gains. In both cases, the Fund would have incurred transaction costs to exercise the option, in addition to the option premium.

     There is the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option. Additionally, investments in futures and options involve the risk that the investment adviser will incorrectly predict stock market and interest rate trends.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

     Federal Tax Treatment of Futures Contracts. Each Fund is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

     In order for a Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or foreign currencies, or other income derived with respect to the Fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.

     A Fund will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.

                       FUNDAMENTAL INVESTMENT LIMITATIONS

Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the affected Fund's shares. For these purposes, a "majority" of shares means the lesser of: (i) 67% or more of the shares voted, so long as more than 50% of the Fund's outstanding shares are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares.

     BORROWING. Each Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. A Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. A Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.

     COMMODITIES. Each Fund may not invest in commodities, except that it may invest in stock futures contracts, stock options and options on stock futures contracts. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's total assets may be invested in futures contracts or options at any time.

     DIVERSIFICATION. With respect to 75% of its total assets, each Fund may not: (i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

     ILLIQUID SECURITIES. Each Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

     INDUSTRY CONCENTRATION. Each Fund may not invest more than 25% of its total assets in any one industry.

     INVESTING FOR CONTROL. Each Fund may not invest in a company for purposes of controlling its management.

     INVESTMENT COMPANIES. Each Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares each Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

     LOANS. Each Fund may not lend money to any person except by purchasing fixed-income securities that are publicly distributed; by entering into repurchase agreements, provided, however, that repurchase agreements maturing in more than seven days, together with securities which do not have readily available market quotations, will not exceed 15% of the Fund's total assets; by lending its portfolio securities; or through Vanguard's interfund lending program.

     MARGIN. Each Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.

     REAL ESTATE. Each Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate.

     SENIOR SECURITIES. Each Fund may not issue senior securities, except in compliance with the 1940 Act.

     The investment limitations set forth above are considered at the time investment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.

     None of these limitations prevents a Fund from participating in The Vanguard Group (Vanguard). Because each Fund is a member of the Group, it may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management of the Funds" for more information.

                             YIELD AND TOTAL RETURN

The yield of Vanguard Windsor Fund for the thirty-day period ended October 31, 2001, was 1.09%, and the yields for Vanguard Windsor II Fund for the same period were as follows: 1.94% for Investor Shares and 2.00% for Admiral Shares.

     The Funds' average annual total returns (both before and after taxes) for the one-, five-, and ten-year periods ended October 31, 2001, are set forth below:

                                    1 YEAR ENDED  5 YEARS ENDED   10 YEARS ENDED
                                      10/31/2001     10/31/2001       10/31/2001
VANGUARD WINDSOR FUND INVESTOR SHARES
 Return Before Taxes                      -0.37%          9.77%           13.18%
 Return After Taxes on Distributions      -3.24           6.22             9.67
 Return After Taxes on Distributions
   and Sale of Fund Shares                 1.92           6.85             9.60

VANGUARD WINDSOR II FUND INVESTOR SHARES
 Return Before Taxes                      -4.89          10.28            13.37
 Return After Taxes on Distributions      -6.54           7.48            10.84
 Return After Taxes on Distributions
   and Sale of Fund Shares                -2.07           7.54            10.29

AVERAGE ANNUAL TOTAL RETURN

Average annual total return is the average annual compounded rate of return for the periods of one year, five years, and ten years, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total returns are quoted to the nearest hundredth of one percent.

AVERAGE ANNUAL TOTAL RETURN (BEFORE TAXES)

Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               T = (ERV/P)1/n - 1

     Where:
              T    =average annual total return
              P    =a hypothetical initial investment of $1,000
              n    =number of years
            ERV    =ending  redeemable value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, and 10-year periods (or fraction portion thereof)

Instructions:
1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.
2. Assume all distributions by the fund are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.
3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.
4. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

We calculate a fund's average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                               T = (ATVD/P)1/n - 1

     Where:
              T    =average annual total return (after taxes on distributions)
              P    =a hypothetical initial investment of $1,000
              n    =number of years
           ATVD    =ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption

Instructions:
1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.
3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.
4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.
5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus. Assume that the redemption has no tax consequences.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

We calculate a fund's average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                              T = (ATVDR/P)1/n - 1

     Where:
              T    =average  annual total return  (after taxes on  distributions and redemption)
              P    =a hypothetical initial investment of $1,000
              n    =number of years
          ATVDR    =ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions and redemption

Instructions:
1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.
2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.
4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.
5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.
6. Determine the ending value by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.
     (a) Calculate the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges as specified by Instruction 5).
     (b) The fund should separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, include the distribution net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis should be adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.
     (c) The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption should be separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The fund should not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character should be determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.
     (d) Calculate the capital gains taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law should be used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. Assume that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

CUMULATIVE TOTAL RETURN

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                C = (ERV/P) - 1

     Where:

          C   =cumulative total return
          P   =a hypothetical initial investment of $1,000
          ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

SEC YIELD

Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[((A-B)/CD+1)6 - 1]

     Where:

          a   =dividends and interest earned during the period.
          b   =expenses accrued for the period (net of
               reimbursements).
          c   =the average daily number of shares outstanding during
               the period that were entitled to receive dividends.
          d   =the maximum offering price per share on the last day of
               the period
                                   SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

                               PURCHASE OF SHARES

The purchase price of shares of each Fund is the net asset value next determined after the order is received in good order, as defined in the Prospectus. The net asset value is calculated as of the regular close of the New York Stock Exchange (generally 4 p.m., Eastern time) on each day the Exchange is open for business. An order received prior to the close of the Exchange will be executed at the price computed on the date of receipt; and an order received after the close of the Exchange will be executed at the price computed on the next day the Exchange is open.

     Each Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of each Fund's shares.

                              REDEMPTION OF SHARES

Each Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission; (ii) during any period when an emergency exists as defined by the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the Commission may permit.

     Each Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.

     No charge is made by either Fund for redemptions. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the Fund's portfolio securities.

                             MANAGEMENT OF THE FUNDS

THE VANGUARD GROUP

Each Fund is a member of The Vanguard Group of Investment Companies, which consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc. (Vanguard), the Funds and the other funds in The Vanguard Group obtain at cost virtually all of their corporate management, administrative and distribution services. Vanguard also provides investment advisory services on an at-cost basis to certain of the Vanguard funds.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings and equipment. Each fund pays its share of Vanguard's total expenses which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing and custodian fees.

     The funds' officers are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the funds.

     Vanguard, Vanguard Marketing Corporation, the funds' advisers, and the funds have adopted Codes of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The Codes permit access persons to invest in securities for their own accounts, including securities that may be held by the funds, but places substantive and procedural restrictions on their trading activities. For example, the Codes require that access persons of the funds receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the funds.

     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the funds. The amounts which each of the funds has invested in

Vanguard are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. At October 31, 2001, Vanguard Windsor Fund had contributed capital of $3,097,000 to Vanguard, representing 0.02% of the Fund's net assets and 3.10% of Vanguard's capitalization; at that time, Vanguard Windsor II Fund had contributed capital of $4,721,000 to Vanguard, representing 0.02% of the Fund's net assets and 4.72% of Vanguard's capitalization. The Amended and Restated Funds' Service Agreement provides for the following arrangement: (a) each Vanguard fund may be called upon to invest up to 0.40% of its current net assets in Vanguard and (b) there is no other limitation on the dollar amount that each Vanguard fund may contribute to Vanguard's capitalization.

     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the funds by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc. provides all distribution and marketing activities for the funds in the Group. The principal distribution expenses are for advertising, promotional materials and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The trustees review and approve the amount to be spent annually on distribution activities and the manner and amount to be spent on each fund. The trustees also determine whether to organize new investment companies.

     One half of the distribution expenses of a marketing and promotional nature is allocated among the funds based upon their relative net assets. The remaining one half of these expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a Group, provided, however, that no fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for The Vanguard Group, and that no Fund shall incur annual distribution expenses in excess of
0.20 of 1% of its average month-end net assets. During the fiscal years ended October 31, 1999, 2000, and 2001, the Funds incurred the following approximate amounts of The Vanguard Group's management and administrative (including transfer agency), distribution, and marketing expenses.

         FUND                                 1999          2000            2001
         ----                                 ----          ----            ----
         Vanguard Windsor Fund         $41,316,000   $39,390,000     $40,560,000
         Vanguard Windsor II Fund       81,702,000    65,512,000      67,063,000

     Each Fund has asked its investment advisers to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the Funds part of the commissions generated. Such rebates are used solely to reduce the Funds' management and administrative expenses and are not reflected in these totals.

     INVESTMENT ADVISORY SERVICES. An experienced investment management staff employed directly by Vanguard provides investment advisory services to the Funds, and many other Vanguard funds. These services are provided on an internalized, at-cost basis. The compensation and other expenses of this staff are paid by the funds utilizing these services.

OFFICERS AND TRUSTEES

The officers of the Funds manage their day-to-day operations under the direction of the Funds' board of trustees. The trustees set broad policies for the Funds and choose the Funds' officers. Each trustee serves the Funds until their termination; or until the trustee's retirement, resignation, death; or otherwise as specified in the Trust's organizational documents. Any trustee may be removed at a meeting of shareholders by a vote representing two-thirds of the total net asset value of all shares of the Funds. Each trustee also serves as a director of The Vanguard Group, Inc.

     The following chart shows information for each trustee and executive officer of the Funds. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

                                                                                                                           NUMBER OF
                                                                                                                      VANGUARD FUNDS
                             POSITION(S) HELD         TRUSTEE/OFFICER        PRINCIPAL OCCUPATION(S) DURING              OVERSEEN BY
NAME, DATE OF BIRTH          WITH FUNDS               SINCE                  THE PAST FIVE YEARS                     TRUSTEE/OFFICER
------------------------------------------------------------------------------------------------------------------------------------
John J. Brennan*             Chairman of the          May, 1987              Chairman of the Board, Chief Executive              106
(July 29, 1954)              Board, Chief                                    Officer, and Director(Trustee) of The
                             Executive Officer                               Vanguard Group, Inc. and each of the
                             and Trustee                                     investment companies served by The
                                                                             Vanguard Group, Inc.

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Charles D. Ellis             Trustee                  January, 2001          The Partners of '63 (pro bono ventures in           106
(October 23, 1937)                                                           education); Senior Advisor to Greenwich
                                                                             Associates (international business strategy
                                                                             consulting); Successor Trustee of Yale
                                                                             University; Overseer of the Stern School of
                                                                             Business at New York University; Trustee
                                                                             of the Whitehead Institute for
                                                                             Biomedical Research.

Rajiv L. Gupta               Trustee                  December, 2001         Chairman and Chief Executive Officer                 84
(December 23, 1945)                                                          (since October, 1999), Vice Chairman
                                                                             (January-September 1999), and Vice
                                                                             President (prior to September, 1999) of
                                                                             Rohm and Haas Co. (chemicals); Director
                                                                             of Technitrol, Inc. (electronic components)
                                                                             and AgereSystems (communication
                                                                             components); Board Member of
                                                                             American Chemistry Council; Trustee of
                                                                             Drexel University.

JoAnn Heffernan Heisen       Trustee                  July, 1998             Vice President, Chief Information Officer, and      106
(January 25, 1950)                                                           Member of the Executive Committee of
                                                                             Johnson & Johnson (pharmaceuticals/
                                                                             consumer products); Director of the Medical
                                                                             Center at Princeton and Women's Research
                                                                             and Education Institute.

Burton G. Malkiel            Trustee                  May, 1977              Chemical Bank Chairman's Professor of               104
(August 28, 1932)                                                            Economics, Princeton University; Director of
                                                                             Prudential Insurance Co. of America,  BKF
                                                                             Capital (investment management), The Jeffrey
                                                                             Co. (holding company), and NeuVis, Inc.
                                                                             (software company).

Alfred M. Rankin, Jr.        Trustee                  January, 1993          Chairman, President, Chief Executive                106
(October 8, 1941)                                                            Officer, and Director of NACCO Industries,
                                                                             Inc. (forklift trucks/housewares/lignite);
                                                                             Director of Goodrich Corporporation
                                                                             (industrial products/aircraft systems and
                                                                             services).  Director of the Standard
                                                                             Products Company (supplier for
                                                                             automotive industry) until 1998.

*Officers of the Funds are "Interested persons" as defined in the 1940 Act.

                                                                                                                           NUMBER OF
                                                                                                                      VANGUARD FUNDS
                             POSITION(S) HELD         TRUSTEE/OFFICER        PRINCIPAL OCCUPATION(S) DURING              OVERSEEN BY
NAME, DATE OF BIRTH          WITH FUNDS               SINCE                  THE PAST FIVE YEARS                     TRUSTEE/OFFICER
------------------------------------------------------------------------------------------------------------------------------------
J. Lawrence Wilson           Trustee                  April, 1985            Retired Chairman and Chief Executive                106
(March 2, 1936)                                                              Officer of Rohm and Haas Co. (chemicals);
                                                                             Director of Cummins Inc. (diesel engines),
                                                                             The Mead Corp. (paper products),
                                                                             and AmerisourceBergen Corp.
                                                                             (pharmaceutical distribution); Trustee of
                                                                             Vanderbilt University.

------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
R. Gregory Barton*           Secretary                June, 2001             Managing Director and General Counsel               106
(April 25, 1951)                                                             of The Vanguard Group, Inc. (since
                                                                             September, 1997); Secretary of The
                                                                             Vanguard Group, Inc. and of each of the
                                                                             investment companies served by The
                                                                             Vanguard Group, Inc. (since June, 2001);
                                                                             Principal of The Vanguard Group, Inc.
                                                                             (prior to September, 1997).

Thomas J. Higgins*           Treasurer                July, 1998             Principal of The Vanguard Group, Inc.;              106
(May 21, 1957)                                                               Treasurer of each of the investment
                                                                             companies served by The Vanguard
                                                                             Group, Inc. (since July, 1998).

*Officers of the Funds are "Interested persons" as defined in the 1940 Act.

     Mr. Ellis is a Senior Advisor to Greenwich Associates, a firm that consults on business strategy to professional financial services organizations in markets around the world. A large number of financial service providers, including The Vanguard Group, Inc., subscribe to programs of research-based consulting. Vanguard has paid Greenwich subscription fees amounting to less than $200,000 since January 1, 1999. Vanguard's subscription rates are similar to those of other subscribers.

     Board Committees: Each Fund's board has the following committees:

- Audit Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, and the independent audits of each Fund and The Vanguard Group, Inc. All independent trustees serve as members of the committee. The committee held three meetings during each Fund's last fiscal year.

- Compensation Committee: This committee oversees the compensation programs established by each Fund and The Vanguard Group, Inc., for the benefit of their employees, officers, and trustees/directors. All independent trustees serve as members of the committee. The committee held two meetings during each Fund's last fiscal year.

- Nominating Committee: This committee nominates candidates for election to the board of directors of The Vanguard Group, Inc., and the board of trustees of each Fund (collectively, the "Vanguard boards"). The committee also has the authority to recommend the removal of any director or trustee from the Vanguard boards. All independent trustees serve as members of the committee. The committee held two meetings during each Fund's last fiscal year.

     The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Mr. Wilson, Chairman of the Committee.

TRUSTEES' OWNERSHIP OF FUND SHARES

All trustees allocate their investments among the various Vanguard funds based on their own investment needs. As a group, the Funds' trustees and officers own less than 1% of the outstanding shares of each Fund.

                                                DOLLAR RANGE OF   AGGREGATE DOLLAR RANGE
                                                  FUND SHARES     OF VANGUARD FUND SHARES
NAME OF FUND            NAME OF TRUSTEE         OWNED BY TRUSTEE     OWNED BY TRUSTEE
-----------------------------------------------------------------------------------------
Vanguard Windsor Fund   John J. Brennan          Over $100,000         Over $100,000
                        Charles D. Ellis              None             Over $100,000
                        Rajiv L. Gupta         $50,000-$100,000        Over $100,000
                        JoAnn Heffernan Heisen        None             Over $100,000
                        Burton G. Malkiel        Over $100,000         Over $100,000
                        Alfred M. Rankin, Jr.    Over $100,000         Over $100,000
                        J. Lawrence Wilson            None             Over $100,000

Vanguard Windsor II     John J. Brennan           $1-$10,000           Over $100,000
  Fund                  Charles D. Ellis              None             Over $100,000
                        Rajiv L. Gupta                None             Over $100,000
                        JoAnn Heffernan Heisen        None             Over $100,000
                        Burton G. Malkiel             None             Over $100,000
                        Alfred M. Rankin, Jr.  $50,000-$100,000        Over $100,000
                        J. Lawrence Wilson            None             Over $100,000

TRUSTEE COMPENSATION

The same individuals serve as trustees of all Vanguard funds (with three exceptions, which are noted in the table on page B-19 and each fund pays a proportionate share of the trustees' compensation. The funds employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the funds.

     INDEPENDENT TRUSTEES. The funds compensate their independent trustees--that is, the ones who are not also officers of the funds--in three ways:

 .    The  independent  trustees  receive an annual fee for their  service to the funds, which is subject to reduction based on absences from scheduled board meetings.

 .    The  independent  trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.

 .    Upon  retirement  (after  attaining  age 65 and  completing  five  years of service), the independent trustees who began their service prior to January 1, 2001 receive a retirement benefit under a separate account arrangement. As of January 1, 2001, the opening balance of each eligible trustee's separate account was generally equal to the net present value of the benefits he or she accrued under the trustees' former retirement plan. Each eligible trustee's separate account will be credited annually with interest at a rate of 7.5% until the trustee receives his or her final distribution. Those independent trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.

     "INTERESTED" TRUSTEE. Mr. Brennan serves as a trustee, but is not paid in this capacity. He is, however, paid in his role as officer of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Funds for each trustee. In addition, the table shows the total amount of benefits that we expect each trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each trustee by all Vanguard funds.

                             VANGUARD WINDSOR FUNDS
                               COMPENSATION TABLE


                                              PENSION OR
                                              RETIREMENT                                TOTAL
                                           BENEFITS ACCRUED       ACCRUED          COMPENSATION
                           AGGREGATE       AS PART OF THESE      RETIREMENT       FROM ALL VANGUARD
                          COMPENSATION          FUNDS'           BENEFIT AT         FUNDS PAID TO
NAMES OF TRUSTEE       FROM THESE FUNDS(1)     EXPENSES(1)     JANUARY 1, 2001         TRUSTEE(2)
---------------------------------------------------------------------------------------------------
John J. Brennan                None               None                None                 None
Charles D. Ellis(3)          $6,739                N/A                 N/A             $104,000
Rajiv L. Gupta(4)               N/A                N/A                 N/A                  N/A
JoAnn Heffernan Heisen        8,305             $  945             $23,607              104,000
Bruce K. MacLaury(5)          8,692                829              78,176               99,000
Burton G. Malkiel             8,346                827              90,680              104,000
Alfred M. Rankin, Jr.         8,305                548              46,267              104,000
James O. Welch, Jr.(5)        8,305              1,002              97,720              104,000
J. Lawrence Wilson            9,499                364              67,240              119,000

(1) The amounts shown in this column are based on the Fund's fiscal year ended October 31, 2001.
(2) The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 106 Vanguard funds (104 in the case of Mr. Malkiel; 86 in the case of Mr. MacLaury; and 84 in the case of Mr. Gupta) for the 2001 calendar year.
(3)  Mr. Ellis joined the Fund's board effective January 1, 2001.
(4)  Mr. Gupta joined the Fund's board effective December 31, 2001.
(5) Mr. MacLaury and Mr. Welch retired from the Fund's board effective December 31, 2001.

                          INVESTMENT ADVISORY SERVICES

                              VANGUARD WINDSOR FUND

The Fund employs a multimanager approach, using two primary investment advisers to manage the bulk of its assets and Vanguard's Quantitative Equity Group to manage investments that provide the Fund with liquidity. All of the Fund's advisers discharge their responsibilities subject to the supervision and oversight of the trustees and officers of the Fund.

WELLINGTON MANAGEMENT COMPANY, LLP

Vanguard Windsor Fund has entered into an investment advisory agreement with Wellington Management Company, LLP (Wellington Management) to manage a portion of the Fund's assets. Wellington Management is a Massachusetts limited liability partnership, and the following persons serve as managing partners of Wellington
Management: Laurie A. Gabriel, Duncan M. McFarland, and John R. Ryan. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Charles T. Freeman, Senior Vice President and Partner of Wellington Management, has served as portfolio manager of the Fund since January, 1996.

     Vanguard Windsor Fund pays Wellington Management a basic fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to Vanguard Windsor Fund's average month-end net assets managed by Wellington Management (the Wellington Management Portfolio) for the quarter:

NET ASSETS                                   ANNUAL RATE
----------                                   -----------
First $17.5 billion                             0.125%
Assets in excess of $17.5 billion               0.100%

     The basic fee paid to Wellington Management may be increased or decreased by applying an adjustment formula based on investment performance of the Wellington Management Portfolio. Such formula provides for an increase or decrease in the basic fee paid to Wellington Management each quarter, depending upon the

Wellington Management Portfolio's investment performance for the thirty-six months preceding the end of the quarter relative to the investment record of the Standard and Poor's 500 Composite Stock Price Index (the Index) for the same period.

     The basic fee, as provided above, shall be increased or decreased by applying a performance fee adjustment based on the investment performance of the Wellington Management Portfolio relative to the investment performance of the Index.

     The following table sets forth the adjustment factors to the basic fee payable by the Fund to Wellington Management under this investment advisory agreement.

     For the first $17.5 billion of assets:

CUMULATIVE 36-MONTH                      PERFORMANCE FEE
PERFORMANCE VERSUS THE INDEX                 ADJUSTMENT*
----------------------------                 -----------
Less than -12%                         -0.67 x Basic Fee
Between -12% and -6%                   -0.33 x Basic Fee
Between -6% and +6%                     0.00 x Basic Fee
Between +6% and +12%                   +0.33 x Basic Fee
More than +12%                         +0.67 x Basic Fee

     For assets over $17.5 billion:

CUMULATIVE 36-MONTH                      PERFORMANCE FEE
PERFORMANCE VERSUS THE INDEX                 ADJUSTMENT*
----------------------------                 -----------
Less than -12%                         -0.90 x Basic Fee
Between -12% and -6%                   -0.45 x Basic Fee
Between -6% and +6%                     0.00 x Basic Fee
Between +6% and +12%                   +0.45 x Basic Fee
More than +12%                         +0.90 x Basic Fee

*For purposes of this calculation, the basic fee is calculated by applying the quarterly rate against average assets over the 36-month period.

     For purposes of performance adjustments, the investment performance of the Wellington Management Portfolio for any period is expressed as a percentage of "Wellington Management Portfolio Unit Value" at the beginning of the period. This percentage is equal to the sum of: (i) the change in the Wellington Management Portfolio Unit Value during the period; (ii) the value of Vanguard Windsor Fund's cash distributions from the Wellington Management Portfolio's net investment income and realized net capital gains (whether long-term or short-term) having an ex-dividend date occurring within the period; and (iii) the unit value of capital gains taxes paid or accrued during the period by Vanguard Windsor Fund for undistributed realized long-term capital gains realized from the Wellington Management Portfolio. The investment record of the Index for any period is expressed as a percentage of the Index level at the beginning of the period. This percentage is equal to the sum of (i) the change in the level of the Index during the period, and (ii) the value, computed consistently with the Index, of cash distributions having an ex-dividend date occurring within the period made by companies whose securities comprise the Index.

     During the fiscal years ended October 31, 1999, 2000, and 2001, Vanguard Windsor Fund incurred the following advisory fees owed to Wellington Management:

FUND                                   1999            2000               2001
----                                   ----            ----               ----
Basic Fee                       $19,714,000     $15,541,000        $16,311,000
Increase or Decrease for
  Performance Adjustment        (14,040,000)    (12,247,000)         5,567,000)
                                 ----------      ----------         ----------
Total                           $ 5,674,000     $ 3,294,000        $21,969,000

SANFORD C. BERNSTEIN & CO., LLC

Vanguard Windsor Fund has entered into an investment advisory agreement with Sanford C. Bernstein & Co., LLC (Bernstein), a subsidiary of Alliance Capital management, L.P., to manage a portion of the Fund's assets.

     The Fund pays Bernstein a basic fee at the end of each of the Fund's fiscal quarters, calculated by applying a quarterly rate, based on the following annual percentage rates, to the average month-end net assets of the Bernstein Portfolio for the quarter:

NET ASSETS                      ANNUAL RATE
----------                      -----------
First $1 billion                    0.15%
Next $2 billion                     0.14%
Next $2 billion                     0.12%
Assets in excess of $5 billion      0.10%

     Subject to a transition rule described in the agreement, the basic fee, as provided above will be increased or decreased by the amount of a performance fee adjustment. The adjustment will be calculated as a percentage of the basic fee and will change proportionately with the investment performance of the Bernstein Portfolio relative to the investment performance of the Russell 1000 Value Index (the Index) for the thirty-six month period ending with the applicable quarter. The adjustment applies as follows:

CUMULATIVE 36-MONTH                     PERFORMANCE FEE ADJUSTMENT
PERFORMANCE VERSUS THE INDEX         AS A PERCENTAGE OF BASIC FEE*
----------------------------         ----------------------------
Trails by more than 9%                                        -50%
Trails by 0 to 9%                   Linear decrease from 0 to -50%
Exceeds by 0 to less than 9%        Linear increase from 0 to +50%
Exceeds by 9% or more                                         +50%

*For purposes of this calculation, the basic fee is calculated by applying the quarterly rate against the average net assets over the same time period which the performance is measured.

     TRANSITION RULE FOR CALCULATING BERNSTEIN'S COMPENSATION. The performance fee adjustment will not be fully operable until August 1, 2002. Until that time, the following transition rules will apply:

     (A) JUNE 1, 2000 THROUGH JULY 31, 2002. Beginning June 1, 2000, the performance fee adjustment will take effect on a progressive basis with regard to the number of months elapsed between August 1, 1999 and the quarter for which the adviser's fee is being computed. During this period, the performance fee adjustment will be multiplied by a fraction. The fraction will equal the number of months elapsed since August 1, 1999 divided by thirty-six.

     (B) ON AND AFTER AUGUST 1, 2002. Beginning August 1, 2002, the performance fee adjustment will be fully operable.

     OTHER SPECIAL RULES RELATING TO BERNSTEIN'S COMPENSATION. The following special rules will also apply to the adviser's compensation:

     BERNSTEIN PORTFOLIO PERFORMANCE. The investment performance of the Bernstein Portfolio for any period, expressed as a percentage of the "Bernstein Portfolio unit value" at the beginning of such period, will be the sum of: (i) the change in the Bernstein Portfolio unit value during such period; (ii) the unit value of the Fund's cash distributions from the Bernstein Portfolio's net investment income and realized net capital gains (whether long-term or short-term) having an ex-dividend date occurring within such period; and (iii) the unit value of capital gains taxes paid or accrued during such period by the Fund for undistributed long-term capital gains realized by the Bernstein Portfolio. For this purpose, the unit value of distributions per share of realized capital gains, of dividends per share paid from investment income and of capital gains taxes per share paid or payable on undistributed realized long-term gains shall be treated as reinvested in the Bernstein Portfolio at the unit value in effect at the close of business on the record date for the payment of such distributions and dividends and the date on which provision is made for such taxes, after giving effect to such distributions, dividends, and taxes.

     "BERNSTEIN PORTFOLIO UNIT VALUE." The "Bernstein Portfolio unit value" will be determined by dividing the total net assets of the Bernstein Portfolio by a given number of units. The number of units in the Bernstein Portfolio initially will equal to the total shares outstanding of the Fund on August 1, 1999. Subsequently, as assets are added to or withdrawn from the Bernstein Portfolio, the number of units of the Bernstein Portfolio will be adjusted based on the unit value of the Bernstein Portfolio on the day such changes are executed.

     INDEX PERFORMANCE. The investment record of the Index for any period, expressed as a percentage of the Index at the beginning of such period, will be the sum of: (i) the change in the level of the Index during such period, and
(ii) the value, computed consistently with the Index, of cash distributions having accumulated to the end of such period made by companies whose securities comprise the Index. For this purpose, cash distributions on the securities which comprise the Index will be treated as reinvested in the Index at least as frequently as the end of each calendar quarter following the payment of the dividend. The calculation will be gross of applicable costs and expenses.

     During the period June 1, 1999, through October 31, 1999, and the fiscal years ended October 31, 2000 and 2001, Vanguard Windsor Fund incurred the following advisory fees owed to Bernstein:

                                     1999             2000                 2001
                                     ----             ----                 ----
Basic Fee                      $2,309,000       $5,240,000           $5,899,000
Increase or Decrease for
  Performance Adjustment                0         (580,000)              42,000
                                ---------        ---------            ---------
Total                          $2,309,000       $4,660,000           $5,941,000

                            VANGUARD WINDSOR II FUND

Vanguard Windsor II Fund employs a multimanager approach utilizing four investment advisers, each of whom discharges its responsibilities subject to the control of the officers and trustees of the Fund.

BARROW, HANLEY, MEWHINNEY & STRAUSS

Vanguard Windsor II Fund has entered into an investment advisory agreement with Barrow, Hanley, Mewhinney & Strauss, Inc. (Barrow, Hanley) to manage a portion of the Fund's assets. Under this agreement, Barrow, Hanley manages the investment and reinvestment of the designated assets and continuously reviews, supervises and administers the investment program of Vanguard Windsor II Fund with respect to those assets.

     Barrow, Hanley, a Nevada Corporation, is an investment management firm founded in 1979 which provides investment advisory services to individuals, employee benefit plans, investment companies, and other institutions. Barrow, Hanley is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, based in London, England.

     Vanguard Windsor II Fund pays Barrow, Hanley a basic fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the average month-end net assets of Vanguard Windsor II Fund managed by Barrow, Hanley for the quarter:

NET ASSETS                            ANNUAL RATE
----------                            -----------
First $200 million                       0.300%
Next $300 million                        0.200%
Next $500 million                        0.150%
Over $1 billion                          0.125%

     The Fund's payments to Barrow, Hanley under the above schedule are subject to an performance fee arrangement which compares the performance of the Fund's assets managed by Barrow, Hanley with the performance of the Standard & Poor's 500/Barra Value Index (the Barra Value Index). This arrangement provides for the following adjustments to Barrow, Hanley's basic fee:

CUMULATIVE 36-MONTH                               PERFORMANCE FEE
PERFORMANCE VERSUS THE INDEX                          ADJUSTMENT*
----------------------------                          ----------
Trails by -9% or  more                          -0.25 x Basic Fee
Trails by more than -6% but
  less than -9%                                 -0.15 x Basic Fee
Trails/exceeds from -6% through +6%              0.00 x Basic Fee
Exceeds by more than +6% but less than +9%      +0.15 x Basic Fee
Exceeds by +9% or more                          +0.25 x Basic Fee

*For purposes of the performance fee calculation, the basic fee is calculated by applying the quarterly rate against average net assets managed by Barrow, Hanley over the same period for which performance is measured.

     The Barra Value Index includes stocks in the Standard and Poor's 500 Composite Stock Price Index with lower than average ratios of market price to book value. These types of stocks are often referred to as "value" stocks.

     The investment performance of the portion of Vanguard Windsor II Fund's assets managed by Barrow, Hanley (the Barrow, Hanley Portfolio) for any period is expressed as a percentage of the "Barrow, Hanley Portfolio Unit Value" at the beginning of such period. This percentage is equal to the sum of: (i) the change in the Barrow, Hanley Portfolio Unit Value during such period; (ii) the unit value of the Fund's cash distributions from the Barrow, Hanley Portfolio's net investment income and realized net capital gains (whether long-term or short-term) having an ex-dividend date occurring within such period; and (iii) the unit value of capital gains taxes per share paid or accrued on undistributed realized long-term capital gains accumulated to the end of the period by the Barrow, Hanley Portfolio, expressed as a percentage of the Barrow, Hanley Portfolio Unit Value at the beginning of such period.

     The Barrow, Hanley Portfolio Unit Value will be determined by dividing the total net assets of the Barrow, Hanley Portfolio by a given number of units. On the initial date of the agreement, the number of units in the Barrow, Hanley Portfolio was equal to the total shares outstanding of Vanguard Windsor II Fund. After such initial date, as assets are added to or withdrawn from the Barrow, Hanley Portfolio, the number of units of the Barrow, Hanley Portfolio will be adjusted based on the unit value of the Barrow, Hanley Portfolio on the day such changes are executed.

     The investment record of the Barra Value Index for any period, expressed as a percentage of the Index level at the beginning of such period, will be the sum of (i) the change in the level of the Index during such period, and (ii) the value, computed consistently with the Index, of cash distributions having an ex-dividend date occurring within such period made by companies whose securities make up the Index.

     During the fiscal years ended October 31, 1999, 2000, 2001, Vanguard Windsor II Fund incurred the following advisory fees owed to Barrow, Hanley:

FUND                                   1999              2000              2001
----                                   ----              ----              ----
Basic Fee                       $27,519,000       $19,325,000       $20,851,000
Increase or Decrease for
  Performance Adjustment         (1,430,000)       (6,374,000)       (2,809,000)
                                 ----------        ----------        ----------
Total                           $26,089,000       $12,951,000       $18,042,000

EQUINOX CAPITAL MANAGEMENT LLC

Vanguard Windsor II Fund has entered into an investment advisory agreement with Equinox Capital Management (Equinox) to manage a portion of the Fund's assets. Equinox is a Delaware Limited Liability Company controlled by the following officers of Equinox: Ronald J. Ulrich, Chairman and Chief Investment Officer; and Wendy D. Lee, Chief Executive Officer.

     Under the terms of an investment advisory agreement, Vanguard Windsor II Fund pays Equinox a basic fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the portion of Vanguard Windsor II Fund's average month-end net assets managed by Equinox for the quarter:

NET ASSETS                      ANNUAL RATE
----------                      -----------
First $400 million                 0.200%
Next $600 million                  0.150%
Next $1 billion                    0.125%
Assets in excess of $2 billion     0.100%

     The basic fee paid to Equinox may be increased or decreased by applying an adjustment formula based on the investment performance of the portion of Vanguard Windsor II Fund's assets managed by Equinox (the Equinox Portfolio) relative to the investment performance of the Russell 1000 Value Index. Such formula provides for an increase or decrease in the basic fee paid to Equinox each quarter, depending upon the Equinox Portfolio's investment performance for the thirty-six months preceding the end of the quarter.

     The following table sets forth the adjustment factors to the basic fee payable by the Equinox Portfolio to Equinox under this investment advisory agreement:

CUMULATIVE 36-MONTH                            PERFORMANCE FEE
PERFORMANCE VERSUS THE INDEX                       ADJUSTMENT*
----------------------------                       ----------
Less than -9%                                -0.50 x Basic Fee
Between -9% and -4.5%                        -0.25 x Basic Fee
Between -4.5% and +4.5%                       0.00 x Basic Fee
Between +4.5% and +9%                        +0.25 x Basic Fee
More than +9%                                +0.50 x Basic Fee

*For purposes of this calculation, the basic fee is calculated by applying the quarterly rate against average assets over the 36-month period.

     The investment performance of the Equinox Portfolio for such period, expressed as a percentage of the Equinox Portfolio's net asset value per share at the beginning of such period, shall be the sum of: (i) the change in the Equinox Portfolio's net asset value per share during such period; (ii) the value of Equinox Portfolio's cash distributions per share having an ex-dividend date occurring within such period; and (iii) the per share amount of capital gains taxes paid or accrued during such period by the Equinox Portfolio for undistributed realized long-term capital gains.

     The investment record of the Russell 1000 Value Index for any period, expressed as a percentage of the Index at the beginning of such period, shall be the sum of (i) the change in the level of the Index during such period and (ii) the value, computed consistently with the Index, of cash distributions having an ex-dividend date occurring within such period made by companies whose securities make up the Index.

     During the fiscal years ended October 31, 1999, 2000, and 2001, Vanguard Windsor II Fund incurred the following advisory fees owed to Equinox:

FUND                                   1999            2000               2001
----                                   ----            ----               ----
Basic Fee                        $4,992,000      $4,632,000         $4,509,000
Increase or Decrease for
  Performance Adjustment          1,788,000       2,358,000          1,362,000
                                  ---------       ---------          ---------
Total                            $6,780,000      $6,990,000         $5,871,000

TUKMAN CAPITAL MANAGEMENT, INC.

Vanguard Windsor II Fund has entered into an investment advisory agreement with Tukman Capital Management, Inc. (Tukman) to manage a portion of the Fund's assets. Tukman is a Delaware corporation controlled by the following officers of
Tukman: Melvin T. Tukman, President and Director; and Daniel L. Grossman, Vice President.

     Under the terms of an investment advisory agreement, the Fund pays Tukman a basic fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the average month-end assets of the portion of Vanguard Windsor II Fund's assets managed by Tukman:

NET ASSETS                              ANNUAL RATE
----------                              -----------
First $25 million                          0.400%
Next $125 million                          0.350%
Next $350 million                          0.250%
Next $500 million                          0.200%
Over $1 billion                            0.150%

     The Fund's payments to Tukman under the above schedule are subject to a performance fee arrangement which compares the performance of the Fund assets managed by Tukman with the performance of the Standard & Poor's 500 Composite Stock Price Index. This arrangement provides for the following adjustments to Tukman's basic fee:

CUMULATIVE 36-MONTH                      PERFORMANCE FEE
PERFORMANCE VERSUS THE INDEX                 ADJUSTMENT*
----------------------------                 ----------
Less than or equal to -12%             -0.50 x Basic Fee
Between -12% and -6%                   -0.25 x Basic Fee
Between -6% and +6%                     0.00 x Basic Fee
Between +6% and +12%                   +0.25 x Basic Fee
More than +12%                         +0.50 x Basic Fee

*For purposes of this calculation, the basic fee is calculated by applying the quarterly rate against average assets over the 36-month period.

     The investment performance of the portion of Vanguard Windsor II Fund's assets managed by Tukman (the Tukman Portfolio) for any period is expressed as a percentage of the "Tukman Portfolio Unit Value" at the beginning of such period. The percentage is equal to the sum of: (i) the change in the Tukman Portfolio Unit Value during such period; (ii) the unit value of Vanguard Windsor II Fund's cash distributions from the Tukman Portfolio's net investment income and realized net capital gains (whether long-term or short-term) having an ex-dividend date occurring within such period; and (iii) the unit value of capital gains taxes paid or accrued during such period by Vanguard Windsor II Fund for undistributed realized long-term capital gains realized from the Tukman Portfolio.

     The Tukman Portfolio Unit Value will be determined by dividing the total net assets of the Tukman Portfolio by a given number of units. On the initial date of the agreement, the number of units in the Tukman Portfolio was equal to the total shares outstanding of Vanguard Windsor II Fund. After such initial date, as assets are added to or withdrawn from the Tukman Portfolio, the number of units of the Tukman Portfolio will be adjusted based on the unit value of the Tukman Portfolio on the day such changes are executed.

     The investment record of the S&P 500 Index will be calculated  quarterly by
(i) multiplying the total return for the quarter (change in market price plus dividends) of each stock included in the S&P 500 by its weighting in the S&P Index 500 at the beginning of the quarter, and (ii) adding the values discussed in (i). For any period, therefore, the investment record of the S&P 500 Index will be the compounded quarterly returns of the S&P 500.

     During the fiscal years ended October 31, 1999, 2000, and 2001, Vanguard Windsor II Fund incurred the following advisory fees owed to Tukman:

FUND                                1999             2000               2001
----                                ----             ----               ----
Basic Fee                     $6,193,000       $5,983,000         $5,956,000
Increase or Decrease for
  Performance Adjustment      (2,001,000)      (2,265,000)         2,305,000
                              ----------       ----------          ---------
Total                         $4,192,000       $3,718,000         $8,261,000

VANGUARD'S QUANTITATIVE EQUITY GROUP

During the fiscal years ended October 31, 1999, 2000, and 2001, Vanguard Windsor II Fund incurred the following expenses for Vanguard's investment advisory services: $511,000, $414,000, and $525,000, respectively.

DURATION AND TERMINATION OF INVESTMENT ADVISORY AGREEMENTS

Each Fund's current agreement with its external advisers is renewable for successive one-year periods, only if (1) each renewal is specifically approved by a vote of the Fund's board of trustees, including the affirmative votes of a majority of the trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or (2) each renewal is specifically approved by a vote of a majority of the Fund's outstanding voting securities. An agreement is automatically terminated if assigned, and may be terminated without penalty at any time (1) by vote of the board of trustees of the Fund on sixty (60) days' written notice to the adviser, (2) by a vote of a majority of the Fund's outstanding voting securities, or (3) by the adviser upon ninety (90) days' written notice to the Fund.

BOARD REVIEW OF INVESTMENT ADVISORY ARRANGEMENTS

Each fund's board of trustees is responsible for overseeing the performance of the fund's investment advisers and determining whether to renew the fund's investment advisory arrangements. The board has a standing request that Vanguard and the advisers provide the board with certain information the board has deemed important to evaluating the short- and long-term performance of the advisers. This information includes a monthly fund performance analysis and status report from Vanguard and quarterly self-evaluations by the advisers. Vanguard also provides the board with written analyses of each adviser's performance on a periodic basis. Each fund's portfolio managers also meet with the board from time to time to discuss the management and performance of the fund and respond to the board's questions concerning the performance of the advisers.

     When the board considers whether to renew an investment advisory contract, the board takes into account numerous factors, including:

-    The nature, extent and quality of the services provided by the adviser.

-    The investment performance of the fund's assets managed by the adviser.

-    The fair market value of the services provided by the adviser.

- A comparative analysis of expense ratios of, and advisory fees paid by, similar funds.

- The extent to which the adviser has realized or will realize economies of scale as the fund grows.

- Other sources of revenue to the adviser or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant.

- The adviser's control of the operating expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

     The primary factors underlying the board's determination to renew each fund's advisory agreements were as follows:

                             VANGUARD WINDSOR FUND

WELLINGTON MANAGEMENT COMPANY, LLP:

- The board determined that the performance results for the portion of the Fund's assets managed by Wellington Management were reasonable as compared with relevant performance standards, include the performance results of:
     (a) the Standard and Poor's 500 Composite Stock Price Index for the same periods; (b) the average multi-cap value fund (derived from data provided by Lipper Inc.); and (c) other appropriate market indexes.

- The board assessed that the advisory fee paid by the Fund was reasonable based on the average advisory fee for the Fund's Lipper peer group. The board also took into account the nature of the fee arrangements which include breakpoints that will adjust the fee downward as the size of the adviser's portfolio increases and a performance adjustment that is designed to benefit shareholders by aligning the adviser's fee with the investment returns delivered to shareholders.

- The board evaluated the adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the adviser's portfolio on both a short-term and long-term basis. The board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with Wellington Management.

SANFORD C. BERNSTEIN & CO., LLC

- The board determined that the performance results for the portion of the Fund's assets managed by Bernstein were reasonable, as compared with relevant performance standards, including the performance results of: (a) the Russell 1000 Value Index; (b) the average multi-cap value fund (derived from data provided by Lipper Inc.); and (c) other appropriate market indexes.

- The board assessed that the advisory fee paid by the Fund was reasonable based on the average advisory fee for the Fund's Lipper peer group. The board also took into account the nature of the fee arrangements which include breakpoints that will adjust the fee downward as the size of the adviser's portfolio increases and a performance adjustment that is designed to benefit shareholders by aligning the adviser's fee with the investment returns delivered to shareholders.

- The board evaluated the adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the adviser's portfolio on both a short-term and long-term basis. The board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with Bernstein.

                            VANGUARD WINDSOR II FUND

BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.:

- The board determined that the performance results for the portion of the Fund's assets managed by Barrow, Hanley were reasonable, as compared with relevant performance standards, including the performance results of: (a) the Barra Value Index; (b) the average large-cap value fund (derived from data provided by Lipper Inc.); and (c) other appropriate market indexes.

- The board assessed that the advisory fee paid by the Fund was reasonable based on the average advisory fee for the Fund's Lipper peer group. The board also took into account the nature of the fee arrangements which include breakpoints that will adjust the fee downward as the size of the adviser's portfolio increases and a performance adjustment that is designed to benefit shareholders by aligning the adviser's fee with the investment returns delivered to shareholders.

- The board evaluated the adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the adviser's portfolio on both a short-term and long-term basis. The board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with Barrow, Hanley.

EQUINOX CAPITAL MANAGEMENT LLC:

- The board determined that the performance results for the portion of the Fund's assets managed by Equinox were reasonable, as compared with relevant performance standards, including: (a) the Russell 1000 Value Index; (b) the average large-cap value fund (derived from data provided by Lipper Inc.); and (c) other appropriate market indexes.

- The board assessed that the advisory fee paid by the Fund was reasonable based on the average advisory fee for the Fund's Lipper peer group. The board also took into account the nature of the fee arrangements which include breakpoints that will adjust the fee downward as the size of the adviser's portfolio increases and a performance adjustment that is designed to benefit shareholders by aligning the adviser's fee with the investment returns delivered to shareholders.

- The board evaluated the adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the adviser's portfolio on both a short-term and long-term basis. The board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with Equinox.

TUKMAN CAPITAL MANAGEMENT, INC.:

- The board determined that the performance results for the portion of the Fund's assets managed by Tukman were reasonable, as compared with relevant performance standards, including: (a) the Standard and Poor's 500 Composite Stock Price Index; (b) the average large-cap value fund (derived from data provided by Lipper Inc.); and (c) other appropriate market indexes.

- The board assessed that the advisory fee paid by the Fund was reasonable based on the average advisory fee for the Fund's Lipper peer group. The board also took into account the nature of the fee arrangements which include breakpoints that will adjust the fee downward as the size of the adviser's portfolio increases and a performance adjustment that is designed to benefit shareholders by aligning the adviser's fee with the investment returns delivered to shareholders.

- The board evaluated the adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the adviser's portfolio on both a short-term and long-term basis. The board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with Tukman.

THE VANGUARD GROUP, INC.

When the board considers whether Vanguard should continue providing internalized investment management services at-cost to the Fund, the board takes into account numerous factors, including:

-    The nature, extent and quality of the services provided.

-    The investment performance of the Fund's assets managed by Vanguard.

-    The fair market value of the services provided.

- A comparative analysis of expense ratios of, and advisory fees paid by, similar funds.

- Vanguard's control of the operating expenses of the Fund, such as transaction costs, including ways in which portfolio transactions for the Fund are conducted and brokers are selected.

     Based upon its most recent evaluation of the investment staff, the portfolio management process, the short and long-term performance, and the at-cost, internalized management arrangements for the Fund, the board determined that it would be in the best interests of the Fund's shareholders to continue its internalized management arrangement.

     Vanguard has adopted specific policies regarding the advisers' selection of brokers. For additional information, please see the Portfolio Transactions section of this Statement of Additional Information.

                             PORTFOLIO TRANSACTIONS

Wellington Management, Bernstein, Barrow, Hanley, Equinox, Tukman, and Vanguard's Quantitative Equity Group are authorized to (with the approval of the board of trustees) select the brokers or dealers that will execute the purchases and sales of portfolio securities for the respective Fund. The investment advisory agreements direct the advisers to use their best efforts to obtain the best available price and most favorable execution as to all transactions. Each investment adviser has undertaken to execute each investment transaction at a price and commission which provides the most favorable total cost or proceeds reasonably obtainable under the circumstances.

     In placing portfolio transactions, each investment adviser will use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain the best available price and most favorable execution. The full range and quality of brokerage services available will be considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration may be given to those brokers which supply investment research and statistical information and provide other services in addition to execution services to the Fund and/or the investment adviser. Each investment adviser considers such information useful in the performance of its obligations under the agreement, but is unable to determine the amount by which such services may reduce its expenses.

     The investment advisory agreements also incorporate the concepts of Section 28(e) of the Securities Exchange Act of 1934 by providing that, subject to the approval of the board of trustees, each investment adviser may cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction; provided that such commission is deemed reasonable in terms of either that particular transaction or the overall responsibilities of the adviser to the Funds and the other funds in the Group.

     Currently, it is each Fund's policy that each investment adviser may at times pay higher commissions in recognition of brokerage services felt necessary for the achievement of better execution of certain securities transactions that otherwise might not be available. An investment adviser will only pay such higher commissions if it believes this to be in the best interest of the Fund. Some brokers or dealers who may receive such higher commissions in recognition of brokerage services related to execution of securities transactions are also providers of research information to an investment adviser and/or the Fund. However, the investment advisers have informed the Fund that they generally will not pay higher commission rates specifically for the purpose of obtaining research services.

     Some securities that are considered for investment by a Fund may also be appropriate for other Vanguard funds or for other clients served by the advisers. If such securities that are compatible with the investment policies of the Funds and one or more of an adviser's other clients and are considered for purchase or sale at or about the same time, then transactions in such securities will be aggregated by that adviser and the purchased securities or sale proceeds will be allocated among the participating Vanguard funds and the other participating clients of the adviser in a manner deemed equitable by the adviser. Although there may be no specified formula for allocating such transactions, the allocation methods used, and the results of such allocations, will be subject to periodic review by the Fund's board of trustees.

     During the fiscal years ended October 31, 1999, 2000, and 2001, the Funds paid the following in brokerage commissions.

FUND                                   1999            2000               2001
----                                   ----            ----               ----
Vanguard Windsor Fund           $25,355,000     $19,845,000        $13,120,000
Vanguard Windsor II Fund         15,328,000      22,969,000         23,653,000

     Wellington Management, an adviser of Vanguard Windsor Fund, executes some Fund portfolio transactions through the brokerage affiliate of Bernstein, another adviser of the Fund. For the fiscal years ended October 31, 1999, 2000, and 2001, the Fund paid the following in brokerage commissions for those transactions: $37,104, $109,340, and $38,875, respectively.

     During the Fund's most recent fiscal year, 0.30% of the Fund's total brokerage commissions, and 0.029% of the dollar amount of the Fund's portfolio transactions involved the payment of brokerage commissions to Bernstein by Wellington Management on behalf of the Fund.

                              FINANCIAL STATEMENTS

Each Fund's Financial Statements for the year ended October 31, 2001, appearing in the Vanguard Windsor Fund and Vanguard Windsor II Fund 2001 Annual Reports to Shareholders, and the reports thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see each Fund's Annual Report to Shareholders, which may be obtained without charge.

                               COMPARATIVE INDEXES

Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member funds of The Vanguard Group of Investment Companies.

     Each of the investment company members of The Vanguard Group, including Vanguard Windsor Fund and Vanguard Windsor II Fund, may from time to time use one or more of the following unmanaged indexes for comparative performance purposes.

STANDARD AND POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

STANDARD AND POOR'S 500/BARRA VALUE INDEX--consists of the stocks in the Standard and Poor's 500 Composite Stock Price Index (S&P 500) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the S&P 500.

STANDARD & POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

WILSHIRE 5000 TOTAL MARKET INDEX--consists of more than 6,100 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 COMPLETION INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the S&P 500 Index.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX--is an arithmetic average of the performance of over 1,000 securities listed on the stock exchanges of countries in Europe, Australia, Asia, and the Far East.

LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury securities with maturities of 10 years or greater.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX--consists of over 4,500 U.S. Treasury agency and investment grade corporate bonds.

LEHMAN BROTHERS CREDIT (BAA) BOND INDEX--all publicly offered fixed-rate, non-convertible domestic corporate bonds rated Baa by Moody's with a maturity longer than 1 year and with more than $100 million outstanding. This index includes over 1,500 issues.

LEHMAN BROTHERS LONG CREDIT BOND INDEX--is a subset of the Lehman Brothers Credit Bond Index covering all corporate, publicly issued, fixed-rate, non-convertible U.S. debt issues rated at least Baa, with at least $100 million principal outstanding and maturity greater than 10 years.



STANDARD & POOR'S PREFERRED INDEX--is a yield index based upon the average yield for four high-grade, noncallable preferred stock issues.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CREDIT INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB or better with maturities between 1 and 5 years. The index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CREDIT INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between 5 and 10 years. The index has a market value of over $800 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CREDIT INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities greater than 10 years. The index has a market value of over $1.1 trillion.

LIPPER BALANCED FUND AVERAGE--an industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER GENERAL EQUITY FUND AVERAGE--an industry benchmark of average general equity funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER FIXED INCOME FUND AVERAGE--an industry benchmark of average fixed income funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER SMALL-CAP GROWTH FUND AVERAGE--an industry benchmark of average funds that by prospectus or portfolio practice invest primarily in growth companies with market capitalizations less than $1 billion at the time of purchase.

                                                                   SAI022 022002

                                     PART C

                             VANGUARD WINDSOR FUNDS

                                OTHER INFORMATION


ITEM 23. EXHIBITS

EXHIBIT DESCRIPTION

(a)    Declaration of Trust**
(b)    By-Laws**
(c) Reference is made to Articles III and V of the Registrant's Declaration of Trust
(d)    Investment Advisory Contracts**
(e)    Not applicable
(f) Reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information
(g)    Custodian Agreement*
(h)    Amended and Restated Funds' Service Agreement**
(i)    Legal Opinion**
(j)    Consent of Independent Accountants*
(k)    Not Applicable
(l)    Not Applicable
(m)    Not Applicable
(n)    Rule 18f-3 Plan*
(o)    Not Applicable
(p)    Codes of Ethics+

 *Filed herewith.
**Filed previously.
 +Filed herewith for The Vanguard Group; filed previously for all other advisers.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

Barrow, Hanley, Mewhinney & Strauss, Inc. (Barrow, Hanley) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Barrow, Hanley, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Barrow, Hanley pursuant to the Advisers Act (SEC File No. 801-31237).

Equinox Capital Management LLC (Equinox) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Equinox, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Equinox pursuant to the Advisers Act (SEC File No. 801-34524).

Sanford C. Bernstein & Co., Inc. (Bernstein) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Bernstein, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Bernstein pursuant to the Advisers Act (SEC File No. 801-10488).

Tukman Capital Management, Inc. (Tukman) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Tukman, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Tukman pursuant to the Advisers Act (SEC File No. 801-15279).

Wellington Management Company (Wellington Management) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Wellington Management, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).

The Vanguard Group, Inc. (Vanguard) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Vanguard, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).

ITEM 27. PRINCIPAL UNDERWRITERS

(a)    Not Applicable
(b)    Not Applicable
(c)    Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts, and other documents required to be maintained by Section 31(a) under the 1940 Act and the rules promulgated thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355; and the Registrant's Custodian, Citibank, N.A., 111 Wall Street, New York, NY 10005.

ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.

ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 7th day of February, 2002.

                                             VANGUARD WINDSOR FUNDS

                                   BY:_____________(signature)________________

                                                   (HEIDI STAM)
                                           JOHN J. BRENNAN* CHAIRMAN AND
                                              CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                     TITLE                           DATE
--------------------------------------------------------------------------------

By:/S/ JOHN J. BRENNAN        President, Chairman, Chief      February 7, 2002
   ---------------------------Executive Officer, and Trustee
       (Heidi Stam)
       John J. Brennan*


By:/S/ CHARLES D. ELLIS       Trustee                         February 7, 2002
   ---------------------------
       (Heidi Stam)
       Charles D. Ellis*


By:/S/ RAJIV L. GUPTA         Trustee                         February 7, 2002
   ---------------------------
       (Heidi Stam)
       Rajiv L. Gupta*


By:/S/ JOANN HEFFERNAN HEISEN Trustee                         February 7, 2002
   ---------------------------
       (Heidi Stam)
       JoAnn Heffernan Heisen*


By:/S/ BURTON G. MALKIEL      Trustee                         February 7, 2002
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*


By:/S/ ALFRED M. RANKIN, JR.  Trustee                         February 7, 2002
   ---------------------------
       (Heidi Stam)
       Alfred M. Rankin, Jr.*


By:/S/ J. LAWRENCE WILSON     Trustee                         February 7, 2002
   ---------------------------
       (Heidi Stam)
       J. Lawrence Wilson*


By:/S/ THOMAS J. HIGGINS      Treasurer and Principal         February 7, 2002
   ---------------------------Financial Officer and Principal
       (Heidi Stam)           Accounting Officer
       Thomas J. Higgins*


*By Power of  Attorney.  See File Number  33-32216,  filed on January 29,  2002.
 Incorporated by Reference.

                               INDEX TO EXHIBITS


Custodian Agreement  . . . . . . . . . . . . . . . . . .Ex-99.G
Consent of Independent Accountants . . . . . . . . . . .Ex-99.J
Rule 18f-3 Plan . . . . . . . . . . . . . . . . . . . . Ex-99.N
Code of Ethics. . . . . . . . . . . . . . . . . . . . . Ex-99.P